UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
March 31*
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period
* The fiscal year end was recently changed from April 30th to March 31.

Item 1. Reports to Stockholders

Eaton Vance Limited Duration Income Fund (EVV) Semiannual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2011
Eaton Vance
Limited Duration Income Fund
Table of Contents

Performance and Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Officers and Trustees	48
Important Notices	49

Eaton Vance
Limited Duration Income Fund
September 30, 2011
Performance1

Portfolio Managers	Scott H. Page, CFA; Payson F. Swaffield, CFA; Andrew Szczurowski, CFA; Mark S. Venezia, CFA; Michael W. Weilheimer, CFA; Catherine C. McDermott

New York Stock Exchange (NYSE) Amex Symbol	EVV
Inception Date	5/30/03

% Average Annual Total Returns at net asset value (NAV)

Six Months	-2.62
One Year	3.75
Five Years	7.01
Since Inception	6.99

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-4.57
One Year	-3.04
Five Years	5.84
Since Inception	6.00

% Premium/Discount to NAV (9/30/11)	-7.51

Distributions[2]

Total Distributions per share (3/31/11 - 9/30/11)	$0.625
Distribution Rate at NAV	7.89%
Distribution Rate at market price	8.53%

% Total Leverage[3]

Auction Preferred Shares (APS)	9.76
Borrowings	22.15
Fund Profile

Asset Allocation (% of net investments)4

See End notes and Additional Disclosures on page 3.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Limited Duration Income Fund
September 30, 2011
Endnotes and Additional Disclosures

1.	Performance results reflect the effects of leverage.

2.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV or market price at the end of the period. Distributions may be composed of ordinary income, net realized capital gains and return of capital.

3.	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

4.	Asset allocation as a percentage of the Fund’s net assets amounted to 146.2%.

Fund profile subject to change due to active management.
Notice to Shareholders
Effective November 1, 2011, Andrew Szczurowski became a portfolio manager of the Fund to replace Susan Schiff, who will continue to serve as portfolio manager for other Eaton Vance funds. Mr. Szczurowski supported Ms. Schiff in her role as portfolio manager. He joined Scott H. Page, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, and Catherine C. McDermott.

Mr. Szczurowski is an Assistant Vice President of Eaton Vance Management and an analyst on Eaton Vance’s global/fixed-income MBS team. Andrew joined the MBS team of the global/fixed-income department in 2007. Prior to joining Eaton Vance, he was affiliated with Bank of New York Mellon.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 41.7%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 0.7%

Avio Holding SpA
Term Loan - Second Lien, 5.60%, Maturing June 14, 2016	EUR	700	$846,387
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		473	470,484
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		1,380	1,292,050
Term Loan, 5.26%, Maturing July 31, 2014		1,438	1,346,362
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		775	776,938
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.24%, Maturing May 15, 2015		555	478,577
Term Loan, 4.74%, Maturing May 13, 2016		555	478,577
Term Loan - Second Lien, 6.70%, Maturing January 13, 2016	GBP	1,234	1,674,796
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		574	560,657
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		981	962,230
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014		1,191	1,130,416
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,543	1,483,580
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		386	384,695
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		927	890,264

			$12,776,013

Air Transport — 0.1%

Evergreen International Aviation
Term Loan, 11.50%, Maturing July 5, 2016		975	$897,000
Orbitz Worldwide, Inc.
Term Loan, 3.27%, Maturing July 25, 2014		1,775	1,558,626

			$2,455,626

Automotive — 2.0%

Allison Transmission, Inc.
Term Loan, 2.98%, Maturing August 7, 2014		6,655	$6,282,548
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		4,989	4,392,180
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		2,095	2,077,060
Federal-Mogul Corp.
Term Loan, 2.16%, Maturing December 29, 2014		4,041	3,734,817
Term Loan, 2.17%, Maturing December 28, 2015		3,591	3,318,400
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		4,450	4,308,156
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		473	451,357
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		3,113	3,019,722
Pinafore, LLC
Term Loan, 4.25%, Maturing September 21, 2016		2,163	2,127,231
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		1,409	1,359,215
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		997	999,975
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		1,122	1,102,549
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		294	264,727
Term Loan, 2.74%, Maturing July 31, 2014		2,056	1,848,278
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		2,100	1,748,250

			$37,034,465

Beverage and Tobacco — 0.0%(2)

Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		213	$204,750

			$204,750

Brokers, Dealers and Investment Houses — 0.1%

Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		1,406	$1,373,943

			$1,373,943

Building and Development — 0.5%

Beacon Sales Acquisition, Inc.
Term Loan, 2.24%, Maturing September 30, 2013		824	$782,905
Forestar USA Real Estate Group, Inc.
Revolving Loan, 0.51%, Maturing August 6, 2013(3)		308	289,052
Term Loan, 6.50%, Maturing August 6, 2015		2,854	2,740,171

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014		614	$596,629
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		1,864	1,677,226
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		2,181	2,148,324
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013		116	103,594
Term Loan, 3.27%, Maturing October 10, 2013		977	874,161
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(4)		288	280,313
WCI Communities, Inc.
Term Loan, 10.01%, Maturing September 2, 2016(5)		761	743,604

			$10,235,979

Business Equipment and Services — 4.5%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,219	$2,143,699
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		1,886	1,825,642
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		5,548	5,059,854
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		547	539,041
Audatex North America, Inc.
Term Loan, 3.31%, Maturing May 16, 2014	EUR	1,059	1,391,018
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		775	755,625
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.62%, Maturing February 7, 2014		910	830,368
Term Loan, 3.62%, Maturing February 7, 2014		983	882,497
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,315	1,301,912
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,070	1,002,773
Catalina Marketing Corp.
Term Loan, 2.99%, Maturing October 1, 2014		1,989	1,874,669
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013		1,495	1,483,373
Infogroup, Inc.
Term Loan, 5.99%, Maturing May 22, 2018		972	926,303
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		3,092	3,001,415
Kronos, Inc.
Term Loan, 2.12%, Maturing June 11, 2014		1,456	1,389,350
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		853	823,266
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		2,500	2,312,500
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		1,115	1,113,422
National CineMedia, LLC
Term Loan, 1.84%, Maturing February 13, 2015		2,333	2,246,253
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016		1,980	1,918,125
Nielsen Finance, LLC
Term Loan, 2.23%, Maturing August 9, 2013		7,523	7,320,520
Quantum Corp.
Term Loan, 3.74%, Maturing July 14, 2014		68	66,502
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,564	4,316,368
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		1,492	1,447,707
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		7,485	6,314,230
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		721	694,323
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016		3,206	2,941,598
Sitel (Client Logic)
Term Loan, 7.00%, Maturing January 30, 2017		1,171	1,106,685
SS&C Technologies, Inc.
Term Loan, 2.24%, Maturing November 23, 2012		1,149	1,117,428
SunGard Data Systems, Inc.
Term Loan, 1.98%, Maturing February 28, 2014		439	429,690
Term Loan, 3.89%, Maturing February 26, 2016		13,378	12,887,578
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		898	873,062
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		995	973,441
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		1,563	1,384,688
Term Loan, 4.75%, Maturing August 21, 2015		2,109	1,868,408
Term Loan, 4.87%, Maturing August 21, 2015		446	395,179
Term Loan, 6.04%, Maturing August 21, 2015	EUR	739	911,292

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(3)		130	$127,466
Term Loan, 6.00%, Maturing July 28, 2017		670	654,534
West Corp.
Term Loan, 2.69%, Maturing October 24, 2013		552	536,552
Term Loan, 4.57%, Maturing July 15, 2016		1,341	1,301,196
Term Loan, 4.57%, Maturing July 15, 2016		3,816	3,701,929

			$84,191,481

Cable and Satellite Television — 2.3%

AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016		1,663	$1,589,510
Bragg Communications, Inc.
Term Loan, 2.82%, Maturing August 31, 2014		1,550	1,488,338
Cequel Communications, LLC
Term Loan, 2.22%, Maturing November 5, 2013		2,815	2,721,437
CSC Holdings, Inc.
Term Loan, 1.98%, Maturing March 29, 2016		2,630	2,556,365
Insight Midwest Holdings, LLC
Term Loan, 1.98%, Maturing April 7, 2014		4,262	4,195,242
Kabel Deutschland GmbH
Term Loan, 4.61%, Maturing June 15, 2018	EUR	1,300	1,630,021
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	2,045	2,060,460
Term Loan, 4.45%, Maturing March 4, 2016	EUR	2,045	2,060,460
Term Loan, 8.83%, Maturing March 6, 2017(5)	EUR	522	303,945
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	452	351,937
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		2,335	2,157,017
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,827	1,765,218
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		4,609	4,197,947
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,012	984,352
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		995	956,444
P7S1 Broadcasting Holding II B.V.
Term Loan, 4.03%, Maturing July 1, 2016	EUR	1,235	1,510,303
UPC Broadband Holding B.V.
Term Loan, 3.72%, Maturing December 30, 2016		239	227,479
Term Loan, 5.10%, Maturing December 31, 2016	EUR	4,531	5,518,502
Term Loan, 3.72%, Maturing December 29, 2017		1,815	1,738,060
Term Loan, 5.35%, Maturing December 31, 2017	EUR	1,962	2,408,444
YPSO Holding SA
Term Loan, 4.86%, Maturing June 16, 2014(5)	EUR	560	608,612
Term Loan, 4.86%, Maturing June 16, 2014(5)	EUR	913	992,997
Term Loan, 4.86%, Maturing June 16, 2014(5)	EUR	1,364	1,483,730

			$43,506,820

Chemicals and Plastics — 1.8%

Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,250	$2,236,741
Celanese Holdings, LLC
Term Loan, 3.00%, Maturing October 31, 2016		4,107	4,070,240
Term Loan, 4.24%, Maturing October 31, 2016	EUR	1,352	1,743,506
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		640	619,065
Huntsman International, LLC
Term Loan, 1.77%, Maturing April 21, 2014		794	757,017
Term Loan, 2.80%, Maturing April 19, 2017		2,166	2,041,302
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013		144	142,357
Term Loan, 8.00%, Maturing December 16, 2014		144	142,445
Term Loan, 9.00%, Maturing June 16, 2015	EUR	500	608,469
MacDermid, Inc.
Term Loan, 3.55%, Maturing April 11, 2014	EUR	775	1,014,433
Momentive Performance Materials
Term Loan, 3.75%, Maturing May 5, 2015		1,848	1,732,269
Momentive Specialty Chemicals, Inc.
Term Loan, 4.00%, Maturing May 5, 2015		866	815,093
Term Loan, 4.06%, Maturing May 5, 2015		2,293	2,155,660
Term Loan, 4.13%, Maturing May 5, 2015		387	364,589
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		1,559	1,557,789
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		1,350	1,316,250
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		550	547,937
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		2,239	2,233,993
Schoeller Arca Systems Holding
Term Loan, 6.04%, Maturing November 16, 2015	EUR	289	283,337
Term Loan, 6.04%, Maturing November 16, 2015	EUR	824	807,845
Term Loan, 6.04%, Maturing November 16, 2015	EUR	887	869,320

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,371	$2,330,315
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		1,861	1,696,245
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,006	2,820,670

			$32,906,887

Clothing / Textiles — 0.0%(2)

Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		684	$682,599

			$682,599

Conglomerates — 1.0%

Altegrity, Inc.
Term Loan, 2.98%, Maturing February 21, 2015		2,832	$2,548,624
Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013		4,139	3,875,305
Financiere SPIE S.A.S.
Term Loan, 6.11%, Maturing June 29, 2018	EUR	2,000	2,512,031
Jarden Corp.
Term Loan, 3.24%, Maturing March 30, 2018		850	845,448
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		100	98,217
Term Loan, 8.25%, Maturing September 21, 2014		250	248,910
Rexnord Corporation
Term Loan, 2.50%, Maturing July 19, 2013		405	390,813
Term Loan, 2.79%, Maturing July 19, 2013		2,682	2,599,832
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014		96	91,166
Term Loan, 2.87%, Maturing April 30, 2014		1,929	1,823,324
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		774	766,276
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,195	2,129,214

			$17,929,160

Containers and Glass Products — 1.3%

Berry Plastics Corp.
Term Loan, 2.23%, Maturing April 3, 2015		4,481	$4,103,574
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		243	234,276
Term Loan, 4.50%, Maturing February 23, 2018		2,742	2,638,750
Consolidated Container Co.
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		2,000	1,630,000
Graphic Packaging International, Inc.
Term Loan, 2.24%, Maturing May 16, 2014		5,620	5,506,822
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		794	771,173
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		3,084	2,995,050
Term Loan, 6.50%, Maturing August 9, 2018		3,075	2,984,032
Sealed Air Corp.
Term Loan, Maturing September 21, 2018(6)		700	701,925
Tegrant Holding Corp.
Term Loan, 3.49%, Maturing March 8, 2013		1,910	1,690,350
TricorBraun, Inc.
Term Loan, 2.47%, Maturing July 31, 2013		979	907,951

			$24,163,903

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		533	$514,724
Term Loan, 3.59%, Maturing April 24, 2015		2,185	2,111,920
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,220	1,131,248
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.26%, Maturing November 28, 2014		1,900	1,223,125
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016		806	790,668

			$5,771,685

Drugs — 0.4%

Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018		1,400	$1,382,938
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,308	1,304,510
Graceway Pharmaceuticals, LLC
Term Loan, 0.00%, Maturing May 3, 2012(7)		445	267,198
Term Loan, 9.99%, Maturing November 3, 2013(5)		1,513	6,430
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(7)		2,000	47,500
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		1,426	1,385,894

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Drugs (continued)

Term Loan, 4.25%, Maturing March 15, 2018		756	$737,295
Term Loan, 4.25%, Maturing March 15, 2018		1,512	1,474,590
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,040	1,013,780

			$7,620,135

Ecological Services and Equipment — 0.1%

Big Dumpster Merger Sub, Inc.
Term Loan, 2.49%, Maturing February 5, 2013		806	$692,732
Term Loan, 2.49%, Maturing February 5, 2013		930	799,999
Cory Environmental Holdings
Term Loan - Second Lien, 5.04%, Maturing September 30, 2014(5)	GBP	513	209,814
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		247	218,183

			$1,920,728

Electronics / Electrical — 2.2%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		723	$700,286
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,921	1,911,146
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		2,925	2,825,369
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		735	706,068
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		2,294	2,248,365
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,746	1,736,897
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,793	2,613,201
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		1,191	1,103,164
Freescale Semiconductor, Inc.
Term Loan, 4.47%, Maturing December 1, 2016		4,321	3,969,974
Infor Enterprise Solutions Holdings
Term Loan, 5.74%, Maturing March 3, 2014		500	380,000
Term Loan, 4.99%, Maturing July 28, 2015		257	230,812
Term Loan, 5.99%, Maturing July 28, 2015		2,048	1,904,217
Term Loan, 5.99%, Maturing July 28, 2015		3,924	3,651,711
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		550	432,953
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		950	737,438
Network Solutions, LLC
Term Loan, 2.49%, Maturing March 7, 2014		1,787	1,777,885
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,562	2,411,600
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		2,340	1,945,274
Safenet, Inc.
Term Loan, 2.74%, Maturing April 12, 2014		948	907,246
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,766	3,676,130
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	2,000	2,980,015
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		978	962,488
VeriFone, Inc.
Term Loan, 2.99%, Maturing October 31, 2013		890	890,172
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		1,062	1,024,807

			$41,727,218

Equipment Leasing — 0.3%

BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018		900	$871,125
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		4,050	4,063,499

			$4,934,624

Financial Intermediaries — 1.4%

AmWINS Group, Inc.
Term Loan - Second Lien, 5.86%, Maturing June 8, 2014		500	$457,187
Asset Acceptance Capital Corp.
Term Loan, 3.74%, Maturing June 5, 2013		972	947,440
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018		654	627,367
Term Loan, 3.73%, Maturing September 4, 2019		618	593,607
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		1,796	1,710,214
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016		348	337,802

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Financial Intermediaries (continued)

First Data Corp.
Term Loan, 2.98%, Maturing September 24, 2014		1,000	$878,625
Term Loan, 2.98%, Maturing September 24, 2014		2,346	2,059,527
Term Loan, 2.98%, Maturing September 24, 2014		2,654	2,327,909
Grosvenor Capital Management
Term Loan, 4.25%, Maturing December 5, 2016		633	632,960
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		1,009	981,641
LPL Holdings, Inc.
Term Loan, 1.99%, Maturing June 28, 2013		1,148	1,135,415
Term Loan, 4.25%, Maturing June 25, 2015		3,615	3,592,035
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		723	719,572
Nuveen Investments, Inc.
Term Loan, 3.32%, Maturing November 13, 2014		1,842	1,698,734
Term Loan, 5.82%, Maturing May 12, 2017		2,153	2,005,329
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.23%, Maturing December 10, 2015(8)		32	26,624
Term Loan, 6.23%, Maturing December 10, 2015(8)		1,029	816,237
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		3,766	3,737,321

			$25,285,546

Food Products — 2.0%

Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014		5,682	$5,568,605
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		6,085	5,645,887
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		1,065	1,050,855
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,072	1,029,420
Liberator Midco, Ltd.
Term Loan, 5.32%, Maturing April 29, 2016	GBP	1,000	1,498,974
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,493	1,442,595
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		7,264	7,053,045
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,356	2,309,100
Pinnacle Foods Finance, LLC
Term Loan, 2.72%, Maturing April 2, 2014		7,096	6,758,716
Provimi Group SA
Term Loan, 2.11%, Maturing June 28, 2015		188	186,413
Term Loan, 2.11%, Maturing June 28, 2015		231	229,404
Term Loan, 3.23%, Maturing June 28, 2015	EUR	26	34,794
Term Loan, 3.23%, Maturing June 28, 2015	EUR	243	323,028
Term Loan, 3.23%, Maturing June 28, 2015	EUR	361	479,560
Term Loan, 3.23%, Maturing June 28, 2015	EUR	395	524,814
Term Loan - Second Lien, 4.49%, Maturing December 28, 2016		148	146,718
Term Loan - Second Lien, 5.61%, Maturing December 28, 2016	EUR	24	32,066
Term Loan - Second Lien, 5.61%, Maturing December 28, 2016	EUR	331	439,170
Solvest, Ltd.
Term Loan, 5.06%, Maturing July 6, 2018		1,978	1,951,588

			$36,704,752

Food Service — 1.6%

Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		137	$133,360
Term Loan, 2.24%, Maturing January 27, 2014		1,696	1,650,754
Term Loan, 2.95%, Maturing January 27, 2014	GBP	955	1,407,320
Term Loan, 3.49%, Maturing July 26, 2016		246	239,133
Term Loan, 3.62%, Maturing July 26, 2016		3,742	3,636,173
Buffets, Inc.
Term Loan, 14.00%, Maturing April 21, 2015(5)		1,556	894,884
Term Loan, 9.62%, Maturing April 22, 2015(5)(8)		165	88,097
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		5,639	5,451,876
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		693	692,134
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,533	1,492,081
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		2,309	2,238,306
JRD Holdings, Inc.
Term Loan, 2.50%, Maturing July 2, 2014		1,700	1,649,357
NPC International, Inc.
Term Loan, 2.00%, Maturing May 3, 2013		352	343,337
OSI Restaurant Partners, LLC
Term Loan, 2.77%, Maturing June 14, 2013		509	474,593
Term Loan, 2.56%, Maturing June 14, 2014		5,161	4,815,997
Sagittarius Restaurants, LLC
Term Loan, 7.52%, Maturing May 18, 2015		551	535,407

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Service (continued)

Selecta
Term Loan - Second Lien, 5.77%, Maturing December 28, 2015	EUR	741	$657,918
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		1,990	1,841,012
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		1,008	1,006,386

			$29,248,125

Food / Drug Retailers — 1.4%

Alliance Boots Holdings, Ltd.
Term Loan, 3.62%, Maturing July 9, 2015	GBP	4,950	$6,745,887
Term Loan, 4.20%, Maturing July 9, 2015	EUR	1,000	1,221,852
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		2,400	2,329,001
Pantry, Inc. (The)
Term Loan, 1.99%, Maturing May 15, 2014		312	305,348
Term Loan, 1.99%, Maturing May 15, 2014		1,084	1,060,410
Rite Aid Corp.
Term Loan, 1.98%, Maturing June 4, 2014		5,210	4,845,721
Term Loan, 4.50%, Maturing March 2, 2018		4,065	3,780,749
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		3,654	3,549,365
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,483	3,226,390

			$27,064,723

Health Care — 4.2%

Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		2,600	$2,515,500
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		940	858,130
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 18, 2015		725	703,250
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		642	629,998
Term Loan, 8.50%, Maturing April 14, 2015		642	629,998
Biomet, Inc.
Term Loan, 3.31%, Maturing March 25, 2015		3,840	3,687,087
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		2,463	2,072,609
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(5)		135	115,922
Catalent Pharma Solutions
Term Loan, 2.49%, Maturing April 10, 2014		1,097	1,016,784
Term Loan, 3.61%, Maturing April 10, 2014	EUR	1,915	2,475,824
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		878	841,118
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014		364	341,236
Term Loan, 2.57%, Maturing July 25, 2014		7,076	6,638,935
Term Loan, 3.82%, Maturing January 25, 2017		3,551	3,273,039
ConMed Corp.
Term Loan, 1.74%, Maturing April 12, 2013		569	557,824
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		995	953,944
CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015		1,180	1,079,535
Dako EQT Project Delphi
Term Loan - Second Lien, 4.00%, Maturing December 12, 2016		750	637,500
DJO Finance, LLC
Term Loan, 3.24%, Maturing May 20, 2014		833	791,393
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,997	1,783,964
Emdeon Business Services, LLC
Term Loan, 2.24%, Maturing November 18, 2013		1,090	1,084,302
Emergency Medical Services Corp.
Term Loan, Maturing May 25, 2018(6)		1,000	953,958
Fenwal, Inc.
Term Loan, 2.57%, Maturing February 28, 2014		142	129,707
Term Loan, 2.57%, Maturing February 28, 2014		827	756,460
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		357	352,462
Term Loan, 3.50%, Maturing September 10, 2014		625	617,419
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		2,394	2,353,302
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017		4,961	4,686,119
Term Loan, 3.62%, Maturing May 1, 2018		2,152	2,027,618
Health Management Associates, Inc.
Term Loan, 2.12%, Maturing February 28, 2014		5,525	5,214,395
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,791	1,676,824
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		750	741,562

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,983	$1,913,161
Term Loan, 6.75%, Maturing May 15, 2018		1,347	1,291,077
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,746	1,623,431
Lifepoint Hospitals, Inc.
Term Loan, 3.08%, Maturing April 15, 2015		2,901	2,841,961
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		954	936,405
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		923	881,167
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,764	3,555,027
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		910	901,206
Term Loan - Second Lien, 12.00%, Maturing June 27, 2014		500	407,700
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		2,354	2,271,972
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,242	2,950,106
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	735	911,198
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,571	1,503,637
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		995	966,796
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,238	1,218,984
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		2,273	2,132,538

			$78,504,084

Home Furnishings — 0.6%

Hunter Fan Co.
Term Loan, 2.73%, Maturing April 16, 2014		524	$482,141
Term Loan - Second Lien, 6.98%, Maturing October 16, 2014		500	372,500
National Bedding Co., LLC
Term Loan, 3.88%, Maturing November 28, 2013		3,252	3,207,316
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014		2,550	2,412,937
Oreck Corp.
Term Loan - Second Lien, 3.85%, Maturing March 19, 2016(8)		527	475,016
Sofia III S.a.r.l.
Term Loan, 2.50%, Maturing June 24, 2016	EUR	387	413,927
Yankee Candle Company, Inc. (The)
Term Loan, 2.24%, Maturing February 6, 2014		3,923	3,772,636

			$11,136,473

Industrial Equipment — 0.5%

Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		891	$882,316
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014		590	539,409
Term Loan, 4.19%, Maturing June 22, 2015		589	539,234
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013		1,841	1,793,892
KION Group GmbH
Term Loan, 3.74%, Maturing December 23, 2014(5)		257	190,152
Term Loan, 3.99%, Maturing December 23, 2015(5)		257	190,153
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		723	708,121
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014		4,069	3,936,825

			$8,780,102

Insurance — 0.9%

Alliant Holdings I, Inc.
Term Loan, 3.37%, Maturing August 21, 2014		2,688	$2,580,762
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		995	972,600
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		6,049	5,734,917
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,175	1,127,634
Crump Group, Inc.
Term Loan, 3.24%, Maturing August 1, 2014		715	691,753
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014		211	195,717
Term Loan, 2.87%, Maturing June 13, 2014		939	870,668
Sedgwick CMS Holdings, Inc.
Term Loan, Maturing December 30, 2016(6)		663	630,409

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Insurance (continued)

U.S.I. Holdings Corp.
Term Loan, 2.74%, Maturing May 5, 2014		2,616	$2,483,355
Term Loan, 7.00%, Maturing May 5, 2014		980	948,150

			$16,235,965

Leisure Goods / Activities / Movies — 1.7%

AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,475	$1,429,521
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013		2,854	2,729,607
Bright Horizons Family Solutions, Inc.
Term Loan, 4.24%, Maturing May 28, 2015		240	232,161
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,412	2,379,563
Cinemark, Inc.
Term Loan, 3.51%, Maturing April 29, 2016		3,652	3,584,292
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		41	40,718
Term Loan, 6.25%, Maturing May 11, 2013		562	553,772
Term Loan - Second Lien, 11.00%, Maturing November 11, 2013		500	487,500
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		4,300	4,181,433
Merlin Entertainment Group
Term Loan, 4.94%, Maturing July 21, 2017	GBP	1,720	2,547,349
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017		3,970	3,868,269
Revolution Studios Distribution Co., LLC
Term Loan, 3.99%, Maturing December 21, 2014		1,562	1,156,076
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(8)		2,050	631,400
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016		994	964,084
Term Loan, 4.00%, Maturing August 17, 2017		912	888,291
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		2,927	2,899,347
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		1,059	1,024,461
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015		1,458	1,374,280

			$30,972,124

Lodging and Casinos — 0.9%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		995	$963,906
Caesars Entertainment Operating Company
Term Loan, 3.25%, Maturing January 28, 2015		2,130	1,790,633
Term Loan, 3.25%, Maturing January 28, 2015		1,500	1,263,282
Term Loan, 3.25%, Maturing January 28, 2015		1,764	1,484,977
Gala Electric Casinos, Ltd.
Term Loan, 5.69%, Maturing May 30, 2018	GBP	1,775	2,243,017
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		816	819,668
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		871	856,477
Las Vegas Sands, LLC
Term Loan, 2.74%, Maturing November 23, 2016		721	675,074
Term Loan, 2.74%, Maturing November 23, 2016		2,644	2,477,145
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		744	642,768
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,222	1,212,263
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		87	95,707
VML US Finance, LLC
Term Loan, 4.74%, Maturing May 27, 2013		1,856	1,847,584

			$16,372,501

Nonferrous Metals / Minerals — 0.5%

Compass Minerals Group, Inc.
Term Loan, 2.99%, Maturing January 15, 2016		1,707	$1,630,022
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		2,627	2,591,125
Noranda Aluminum Acquisition
Term Loan, 1.99%, Maturing May 16, 2014		357	349,304
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,084	2,042,565
Oxbow Carbon and Mineral Holdings
Term Loan, 3.86%, Maturing May 8, 2016		1,451	1,398,570
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		549	544,510

			$8,556,096

Oil and Gas — 0.6%

CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		549	$554,255
Term Loan, 9.00%, Maturing June 23, 2017		494	506,711

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Oil and Gas (continued)

Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		517	$527,652
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,219	2,185,357
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		2,244	2,191,071
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,150	1,128,725
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,292	1,298,119
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		134	131,739
Term Loan, 6.50%, Maturing April 20, 2017		220	215,681
Term Loan, 6.50%, Maturing April 20, 2017		1,660	1,627,681

			$10,366,991

Publishing — 1.5%

Aster Zweite Beteiligungs GMBG
Term Loan, 4.77%, Maturing December 30, 2016		1,194	$1,058,066
Term Loan, 4.80%, Maturing December 30, 2016		1,075	952,271
Term Loan, 4.80%, Maturing December 30, 2016		1,277	1,131,301
Term Loan, 6.00%, Maturing December 30, 2016	EUR	472	562,566
Term Loan, 6.00%, Maturing December 30, 2016	EUR	528	628,472
Term Loan - Second Lien, 8.33%, Maturing June 29, 2018	EUR	1,500	1,654,590
Cengage Learning, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		1,663	1,319,931
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014(8)		2,921	774,011
Term Loan, 2.24%, Maturing August 28, 2014(8)		4,147	1,098,918
Term Loan, 2.49%, Maturing August 28, 2014(8)		964	255,399
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		1,961	1,954,023
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		2,214	2,136,389
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		4,612	4,181,569
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		146	143,662
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		1,382	1,312,831
Nelson Education, Ltd.
Term Loan, 2.87%, Maturing July 3, 2014		624	491,383
Nielsen Finance, LLC
Term Loan, 3.48%, Maturing May 2, 2016		1,990	1,930,227
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(5)		968	681,104
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		604	597,885
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		1,122	1,082,780
Term Loan, 15.00%, Maturing March 18, 2014(5)		795	735,327
Springer Science+Business Media S.A.
Term Loan, 4.24%, Maturing June 17, 2016		2,000	1,912,861
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		29	28,372
Term Loan, 8.00%, Maturing September 29, 2014		25	25,219
Trader Media Corp., Ltd.
Term Loan, 5.68%, Maturing December 1, 2017	GBP	1,000	1,352,780

			$28,001,937

Radio and Television — 1.5%

Block Communications, Inc.
Term Loan, 2.22%, Maturing December 21, 2012		1,979	$1,959,458
Clear Channel Communication
Term Loan, Maturing January 28, 2016(6)		1,000	714,625
CMP Susquehanna Corp.
Revolving Loan, 0.50%, Maturing May 5, 2012(3)		954	939,383
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		549	534,909
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		4,550	4,305,437
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		948	904,323
Gray Television, Inc.
Term Loan, 3.73%, Maturing December 31, 2014		1,744	1,668,465
HIT Entertainment, Inc.
Term Loan, 5.51%, Maturing June 1, 2012		993	965,586
Local TV Finance, LLC
Term Loan, 2.24%, Maturing May 7, 2013		1,712	1,608,231
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		655	643,255
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		539	530,693
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,014	2,961,268

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Radio and Television (continued)

Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		923	$876,553
Tyrol Acquisition 2 SAS
Term Loan, 5.36%, Maturing January 29, 2016	EUR	750	798,826
Term Loan, 5.36%, Maturing January 29, 2016	EUR	750	798,826
Univision Communications, Inc.
Term Loan, 2.24%, Maturing September 29, 2014		4,218	3,811,803
Term Loan, 4.49%, Maturing March 31, 2017		4,218	3,593,884
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,274	1,259,803

			$28,875,328

Retailers (Except Food and Drug) — 1.2%

BJ’s Wholesale Club, Inc.
Term Loan, Maturing September 27, 2018(6)		2,075	$2,009,044
Dollar General Corp.
Term Loan, 2.98%, Maturing July 7, 2014		1,000	991,771
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		1,397	1,368,570
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		2,693	2,410,459
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		2,696	2,513,787
Michaels Stores, Inc.
Term Loan, 2.55%, Maturing October 31, 2013		926	887,705
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		3,250	3,021,145
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,682	1,665,758
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,144	1,129,947
Service Master Co.
Term Loan, 2.74%, Maturing July 24, 2014		292	274,295
Term Loan, 2.74%, Maturing July 24, 2014		2,933	2,754,379
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,365	1,255,512
Vivarte
Term Loan, 3.22%, Maturing March 9, 2015	EUR	31	33,418
Term Loan, 3.22%, Maturing March 9, 2015	EUR	122	129,959
Term Loan, 3.22%, Maturing March 9, 2015	EUR	782	834,710
Term Loan, 3.84%, Maturing March 8, 2016	EUR	782	834,710
Term Loan, 3.84%, Maturing May 29, 2016	EUR	31	33,418
Term Loan, 3.84%, Maturing May 29, 2016	EUR	122	129,959

			$22,278,546

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		647	$626,943
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(5)(8)		1,992	1,868,908
Tube City IMS Corp.
Term Loan, 2.24%, Maturing January 25, 2014		2,555	2,449,865
Term Loan, 2.25%, Maturing January 25, 2014		324	310,946

			$5,256,662

Surface Transport — 0.3%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,333	$3,170,061
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,083	2,030,749

			$5,200,810

Telecommunications — 2.2%

Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		923	$899,620
ERC Luxembourg Holdings Limited
Term Loan, 3.23%, Maturing September 30, 2014	EUR	1,827	1,738,797
Term Loan, 3.48%, Maturing September 30, 2015	EUR	1,828	1,739,152
Term Loan - Second Lien, 5.69%, Maturing March 31, 2016	EUR	2,500	675,458
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		10,524	10,157,487
IPC Systems, Inc.
Term Loan, 3.21%, Maturing May 31, 2014	GBP	1,366	1,975,014
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.94%, Maturing December 1, 2014	GBP	1,071	1,370,088
MetroPCS Wireless
Term Loan, 4.00%, Maturing March 16, 2018		6,164	5,938,223
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,967	1,919,890
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		1,022	1,003,267
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		995	982,965
Telesat Canada, Inc.
Term Loan, 3.24%, Maturing October 31, 2014		312	303,870
Term Loan, 3.24%, Maturing October 31, 2014		3,636	3,537,514
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		647	636,240

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Telecommunications (continued)

Wind Telecomunicazioni SpA
Term Loan, 5.60%, Maturing December 15, 2017	EUR	3,750	$4,586,552
Windstream Corp.
Term Loan, 3.00%, Maturing December 17, 2015		3,871	3,838,483

			$41,302,620

Utilities — 0.8%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,761	$2,705,041
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		1,022	970,293
Term Loan, 4.50%, Maturing April 2, 2018		2,637	2,500,298
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		550	536,708
Term Loan, 9.25%, Maturing August 4, 2016		1,000	987,344
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,738	4,634,479
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.75%, Maturing October 10, 2017		4,000	2,693,495

			$15,027,658

Total Senior Floating-Rate Interests
(identified cost $817,014,908)			$774,607,059

Corporate Bonds & Notes — 49.9%

		Principal
		Amount
Security		(000’s omitted)	Value

Aerospace and Defense — 1.2%

Alliant Techsystems, Inc.
6.875%, 9/15/20		$760	$763,800
BE Aerospace, Inc.
6.875%, 10/1/20		1,465	1,534,588
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18(9)		825	771,375
7.125%, 3/15/21(9)		3,360	3,133,200
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		2,600	2,424,500
8.75%, 3/15/17		1,525	1,536,438
6.25%, 5/15/19		1,930	1,681,827
8.25%, 12/15/20		3,275	3,217,687
Rural Metro Corp., Sr. Notes
10.125%, 7/15/19(9)		1,105	1,055,275
TransDigm, Inc.
7.75%, 12/15/18		6,545	6,692,262

			$22,810,952

Air Transport — 0.4%

American Airlines, Inc., Sr. Notes
7.50%, 3/15/16(9)		$2,685	$2,268,825
CHC Helicopter SA, Sr. Notes
9.25%, 10/15/20(9)		4,835	4,133,925
Southwest Airlines Co., Sr. Notes
5.75%, 12/15/16		850	943,990
United Air Lines, Inc., Sr. Notes
9.875%, 8/1/13(9)		261	268,830

			$7,615,570

Automotive — 1.3%

Accuride Corp., Sr. Notes
9.50%, 8/1/18		$1,580	$1,461,500
AE Escrow Corp., Sr. Notes
9.75%, 3/15/20(9)		2,770	2,673,050
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(9)		2,964	3,038,100
Allison Transmission, Inc.
7.125%, 5/15/19(9)		1,040	946,400
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(9)		1,174	1,226,830
Chrysler Group, LLC, Sr. Notes
8.25%, 6/15/21(9)		3,475	2,693,125
Commercial Vehicle Group, Inc., Sr. Notes
7.875%, 4/15/19(9)		1,080	993,600
Goodyear Tire & Rubber Co. (The), Sr. Notes
10.50%, 5/15/16		2,106	2,290,275
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(9)		1,400	1,394,982
Lear Corp.
7.875%, 3/15/18		600	621,000
Meritor, Inc.
8.125%, 9/15/15		25	22,250
10.625%, 3/15/18		1,190	1,151,325
Navistar International Corp.
8.25%, 11/1/21		2,950	3,042,188
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(9)		2,821	2,806,895

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive (continued)

Visteon Corp., Sr. Notes
6.75%, 4/15/19(9)	$675	$610,875

		$24,972,395

Banks and Thrifts — 1.4%

Ally Financial, Inc.
8.30%, 2/12/15	$3,295	$3,266,169
8.00%, 11/1/31	4,485	3,958,013
Bank of America NA
5.30%, 3/15/17	1,805	1,633,196
Barclays Bank PLC
6.05%, 12/4/17(9)	465	427,672
10.179%, 6/12/21(9)	700	751,156
Capital One Financial Corp.
6.15%, 9/1/16	600	636,666
Charter One Bank NA
6.375%, 5/15/12	800	799,594
Countrywide Financial Corp.
6.25%, 5/15/16	950	839,698
DBS Bank, Ltd., Jr. Sub. Notes
5.00% to 11/15/14, 11/15/19(9)(10)	1,000	1,048,876
Fifth Third Bancorp
8.25%, 3/1/38	1,375	1,653,367
HSBC Bank Brasil SA, Sr. Notes
4.00%, 5/11/16(9)	1,000	987,500
HSBC Holdings PLC
6.50%, 5/2/36	775	781,892
Lloyds TSB Bank PLC
6.50%, 9/14/20(9)	700	596,529
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	575	536,733
Regions Bank
6.45%, 6/26/37	1,050	892,500
Sovereign Bank
5.125%, 3/15/13	970	978,995
8.75%, 5/30/18	2,000	2,351,940
Standard Chartered Bank, Sr. Notes
6.40%, 9/26/17(9)	2,275	2,400,371
Zions BanCorp.
6.00%, 9/15/15	1,900	1,919,980

		$26,460,847

Beverage and Tobacco — 0.1%

Coca-Cola HBC Finance BV
5.50%, 9/17/15	$1,200	$1,324,691

		$1,324,691

Broadcast Radio and Television — 0.5%

Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	$1,550	$1,592,625
Historic TW, Inc.
6.625%, 5/15/29	500	576,648
LBI Media, Inc., Sr. Notes
9.25%, 4/15/19(9)	1,830	1,518,900
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(9)	5,080	5,715,000

		$9,403,173

Brokers, Dealers and Investment Houses — 0.4%

FMR, LLC
4.75%, 3/1/13(9)	$750	$777,340
Macquarie Bank, Ltd.
6.625%, 4/7/21(9)	2,000	1,884,606
SSI Investments II, Sr. Notes
11.125%, 6/1/18	4,095	4,095,000

		$6,756,946

Building and Development — 1.0%

Building Materials Corp. of America, Sr. Notes
6.75%, 5/1/21(9)	$3,945	$3,757,613
CB Richard Ellis Service, Inc.
6.625%, 10/15/20(9)	3,270	3,155,550
CB Richard Ellis Service, Inc., Sr. Sub. Notes
11.625%, 6/15/17	9,415	10,662,487
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	864,300
Toll Brothers Finance Corp.
4.95%, 3/15/14	590	604,616

		$19,044,566

Business Equipment and Services — 2.6%

Abengoa Finance SAU
8.875%, 11/1/17(9)	$1,910	$1,757,200
ACCO Brands Corp., Sr. Notes
10.625%, 3/15/15	1,600	1,728,000

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Business Equipment and Services (continued)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.625%, 3/15/18		$3,230	$3,213,850
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		700	715,750
6.875%, 1/15/20		890	913,363
CMA CGM SA
8.50%, 4/15/17(9)		3,070	1,258,700
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		10,085	9,883,300
MDC Partners, Inc.
11.00%, 11/1/16		1,510	1,638,350
RSC Equipment Rental, Inc.
10.25%, 11/15/19		1,525	1,502,125
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(9)		4,215	4,446,825
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18		915	727,425
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		11,035	11,559,162
Ticketmaster Entertainment, Inc.
10.75%, 8/1/16		1,520	1,603,600
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18(9)		3,880	4,238,900
United Rentals North America, Inc.
10.875%, 6/15/16		3,055	3,314,675

			$48,501,225

Cable and Satellite Television — 0.7%

Bresnan Broadband Holdings, LLC
8.00%, 12/15/18(9)		$470	$475,875
Cablevision Systems Corp., Sr. Notes
8.625%, 9/15/17		2,135	2,233,744
7.75%, 4/15/18		1,055	1,070,825
CCO Holdings, LLC/CCO Capital Corp.
7.875%, 4/30/18		1,425	1,457,062
7.00%, 1/15/19		420	409,500
8.125%, 4/30/20(9)		365	381,425
Crown Media Holdings, Inc.
10.50%, 7/15/19(9)		940	935,300
Mediacom Broadband Corp., Sr. Notes
8.50%, 10/15/15		3,290	3,290,000
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19		785	785,000
Time Warner Cable, Inc.
8.75%, 2/14/19		1,055	1,353,441

			$12,392,172

Chemicals and Plastics — 2.0%

Celanese US Holdings, LLC
6.625%, 10/15/18(9)		$880	$914,100
5.875%, 6/15/21		940	927,075
CF Industries, Inc., Sr. Notes
6.875%, 5/1/18		2,990	3,345,062
7.125%, 5/1/20		2,230	2,544,987
Chemtura Corp.
7.875%, 9/1/18		2,185	2,152,225
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC
9.00%, 11/15/20		1,100	811,250
INEOS Finance PLC, Sr. Notes
9.00%, 5/15/15(9)		3,160	3,017,800
INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(9)		4,190	3,121,550
Kraton Polymers LLC, Sr. Notes
6.75%, 3/1/19		695	623,763
Lyondell Chemical Co., Sr. Notes
11.00%, 5/1/18		11,045	11,983,825
Nova Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,067,800
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(9)		320	320,800
PolyOne Corp., Sr. Notes
7.375%, 9/15/20		585	589,388
Scotts Miracle-Gro Co. (The)
7.25%, 1/15/18		565	576,300
Solutia, Inc.
8.75%, 11/1/17		1,725	1,845,750
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(9)	EUR	1,150	1,124,720
Vertellus Specialties, Inc., Sr. Notes
9.375%, 10/1/15(9)		1,250	1,096,875

			$37,063,270

Clothing / Textiles — 0.3%

Oxford Industries, Inc., Sr. Notes
11.375%, 7/15/15		$4,521	$4,995,705

			$4,995,705

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Conglomerates — 0.7%

Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(9)	$3,220	$3,348,800
FUEL Trust
4.207%, 4/15/16(9)	3,750	3,742,155
General Electric Co., Sr. Notes
5.00%, 2/1/13	850	890,587
Griffon Corp.
7.125%, 4/1/18	755	670,062
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	800	786,000
8.50%, 11/1/20	2,160	1,965,600
RBS Global & Rexnord Corp.
11.75%, 8/1/16	1,775	1,819,375

		$13,222,579

Containers and Glass Products — 1.0%

BWAY Holding Co.
10.00%, 6/15/18(9)	$620	$654,100
Reynolds Group Holdings, Inc., Sr. Notes
8.75%, 10/15/16(9)	2,030	2,045,225
9.00%, 5/15/18(9)	2,930	2,490,500
7.125%, 4/15/19(9)	2,665	2,491,775
9.00%, 4/15/19(9)	2,950	2,522,250
9.875%, 8/15/19(9)	1,740	1,539,900
Sealed Air Corp., Sr. Notes
8.375%, 9/15/21(9)	6,205	6,282,563

		$18,026,313

Cosmetics / Toiletries — 0.8%

Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	$14,383	$14,203,212

		$14,203,212

Diversified Financial Services — 1.2%

American Express Co.
6.80% to 9/1/16, 9/1/66(10)	$550	$534,875
CIT Group, Inc.
7.00%, 5/1/15	9,245	9,187,219
CIT Group, Inc., Sr. Notes
5.25%, 4/1/14(9)	3,360	3,267,600
7.00%, 5/1/14	876	894,150
7.00%, 5/1/17	5,660	5,497,275
General Electric Capital Corp., Sr. Notes
5.875%, 1/14/38	2,250	2,319,586
General Motors Financial Co., Inc.
6.75%, 6/1/18(9)	1,365	1,344,525

		$23,045,230

Diversified Manufacturing Operations — 0.1%

Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(9)	$500	$542,453
7.45%, 11/24/33(9)	400	517,478

		$1,059,931

Diversified Media — 0.5%

Catalina Marketing Corp.
10.50%, 10/1/15(9)	$3,255	$3,157,350
11.625%, 10/1/17(9)	4,150	4,129,250
Checkout Holding Corp., Sr. Notes
0.00%, 11/15/15(9)	4,285	2,356,750

		$9,643,350

Drugs — 0.5%

Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19(9)	$1,260	$1,271,025
7.00%, 12/15/20(9)	1,275	1,284,563
7.25%, 1/15/22(9)	555	559,163
Patheon, Inc., Sr. Notes
8.625%, 4/15/17(9)	1,185	1,013,175
Warner Chilcott Co., LLC
7.75%, 9/15/18	5,430	5,212,800

		$9,340,726

Ecological Services and Equipment — 0.2%

Casella Waste Systems, Inc.
7.75%, 2/15/19(9)	$960	$912,000
Casella Waste Systems, Inc., Sr. Notes
11.00%, 7/15/14	845	899,925
Clean Harbors, Inc., Sr. Notes
7.625%, 8/15/16	995	1,042,263
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(8)	149	128,154
Waste Management, Inc.
7.75%, 5/15/32	560	771,275

		$3,753,617

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Electronics / Electrical — 0.6%

Advanced Micro Devices, Inc.
8.125%, 12/15/17	$1,670	$1,678,350
Advanced Micro Devices, Inc., Sr. Notes
7.75%, 8/1/20	945	930,825
Comision Federal de Electricidad
4.875%, 5/26/21(9)	1,100	1,116,500
Enel Finance International SA
6.25%, 9/15/17(9)	100	101,190
6.80%, 9/15/37(9)	520	487,779
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13	891	865,384
Scottish Power, Ltd., Sr. Notes
5.375%, 3/15/15	1,040	1,090,406
Spectrum Brands, Inc.
12.00%, 8/28/19(5)	3,599	3,913,586
Tyco Electronics Group SA
5.95%, 1/15/14	850	917,899
7.125%, 10/1/37	400	527,361

		$11,629,280

Equipment Leasing — 0.3%

AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/15/16(9)	$5,193	$5,115,263

		$5,115,263

Financial Intermediaries — 0.7%

Fidelity National Information Services, Inc.
7.875%, 7/15/20	$670	$700,150
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	4,081,350
8.00%, 12/15/16	4,975	5,444,685
8.125%, 1/15/20	1,530	1,743,476
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	1,100	1,141,486

		$13,111,147

Financial Services — 0.6%

BBVA Bancomer SA
6.50%, 3/10/21(9)	$1,500	$1,398,750
Credit Suisse AG
5.40%, 1/14/20	1,595	1,536,755
E*Trade Financial Corp., Sr. Notes
12.50%, 11/30/17(5)	3,860	4,371,450
UBS AG, Sr. Sub. Notes
5.875%, 7/15/16	1,325	1,366,919
ZFS Finance USA Trust V
6.50% to 5/9/17, 5/9/67(9)(10)	2,390	2,079,300

		$10,753,174

Food Products — 0.7%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(9)	$2,023	$1,857,613
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(9)	3,605	3,514,875
Blue Merger Sub, Inc.
7.625%, 2/15/19(9)	115	97,750
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	394,933
Michael Foods, Inc.
9.75%, 7/15/18	4,360	4,523,500
Pinnacle Foods Finance, LLC
10.625%, 4/1/17	620	624,650
Ralcorp Holdings, Inc., Sr. Notes
6.625%, 8/15/39	1,440	1,452,305

		$12,465,626

Food Service — 0.3%

Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(5)(9)	$1,030	$1,019,700
NPC International, Inc., Sr. Sub. Notes
9.50%, 5/1/14	5,200	5,135,000

		$6,154,700

Food / Drug Retailers — 0.1%

NBTY, Inc.
9.00%, 10/1/18	$1,165	$1,198,494
Safeway, Inc., Sr. Notes
6.35%, 8/15/17	490	567,953

		$1,766,447

Forest Products — 0.5%

Boise Paper Holdings, LLC
9.00%, 11/1/17	$370	$388,500
8.00%, 4/1/20	605	616,344
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,743,750

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Forest Products (continued)

Longview Fibre Paper & Packaging, Inc., Sr. Notes
8.00%, 6/1/16(9)	$1,300	$1,267,500
Sappi Papier Holdings GmbH, Sr. Notes
6.625%, 4/15/21(9)	2,765	2,364,075
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16	870	635,100

		$9,015,269

Health Care — 3.1%

Accellent, Inc., Sr. Notes
8.375%, 2/1/17	$3,655	$3,499,662
Alere, Inc., Sr. Notes
7.875%, 2/1/16	3,335	3,168,250
American Renal Holdings, Sr. Notes
8.375%, 5/15/18	600	606,000
AMGH Merger Sub, Inc.
9.25%, 11/1/18(9)	1,845	1,854,225
Bio-Rad Laboratories, Inc.
8.00%, 9/15/16	800	868,000
Biomet, Inc.
10.375%, 10/15/17(5)	2,290	2,358,700
11.625%, 10/15/17	12,825	13,370,062
Capella Healthcare, Inc.
9.25%, 7/1/17(9)	690	658,950
CDRT Merger Sub, Inc.
8.125%, 6/1/19(9)	3,510	3,264,300
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(9)	1,835	1,623,975
DJO Finance, LLC/DJO Finance Corp.
10.875%, 11/15/14	640	640,000
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(9)	1,400	1,554,000
HCA, Inc.
7.50%, 2/15/22	7,095	6,562,875
HCA, Inc., Sr. Notes
9.875%, 2/15/17	2,330	2,528,050
6.50%, 2/15/20	2,985	2,925,300
7.75%, 5/15/21(9)	795	749,288
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	1,931,369
Immucor, Inc., Sr. Notes
11.125%, 8/15/19(9)	1,240	1,212,100
inVentiv Health, Inc., Sr. Notes
10.00%, 8/15/18(9)	1,100	973,500
Multiplan, Inc.
9.875%, 9/1/18(9)	3,305	3,288,475
Rotech Healthcare, Inc.
10.50%, 3/15/18	1,885	1,531,562
Stewart Enterprises, Inc.
6.50%, 4/15/19(9)	555	539,738
STHI Holding Corp.
8.00%, 3/15/18(9)	1,375	1,333,750
Teleflex, Inc.
6.875%, 6/1/19	540	537,300

		$57,579,431

Home Furnishings — 0.3%

Sealy Mattress Co., Sr. Notes
10.875%, 4/15/16(9)	$5,016	$5,316,960

		$5,316,960

Industrial Equipment — 0.7%

Chart Industries, Inc., Sr. Sub. Notes
9.125%, 10/15/15	$2,170	$2,236,011
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(9)	1,370	1,294,650
Pinafore, LLC/Pinafore, Inc., Sr. Notes
9.00%, 10/1/18(9)	3,517	3,622,510
Polypore International, Inc.
7.50%, 11/15/17	760	767,600
Terex Corp., Sr. Notes
10.875%, 6/1/16	5,550	5,910,750

		$13,831,521

Insurance — 0.9%

Aflac, Inc., Sr. Notes
8.50%, 5/15/19	$600	$732,217
Alliant Holdings I, Inc.
11.00%, 5/1/15(9)	1,600	1,636,000
AXA SA
8.60%, 12/15/30	400	449,731
General American Life Insurance Co.
7.625%, 1/15/24(9)	2,200	2,798,715
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(9)	1,825	1,761,125
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(9)	1,660	1,942,952

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insurance (continued)

QBE Capital Funding III, Ltd.
7.25% to 5/24/12, 5/24/41(9)(10)	$1,000	$906,563
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(9)	1,235	1,432,131
Stoneheath
6.868% to 10/15/11, 12/29/49(10)	1,840	1,564,000
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
4.161%, 11/15/14(9)	905	791,875
Validus Holdings, Ltd., Sr. Notes
8.875%, 1/26/40	934	1,041,168
Willis Group Holdings, Ltd.
5.75%, 3/15/21	1,100	1,151,850
XL Group PLC, Sr. Notes
6.25%, 5/15/27	1,250	1,286,792

		$17,495,119

Leisure Goods / Activities / Movies — 1.0%

AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	$1,145	$1,130,688
AMC Networks, Inc.
7.75%, 7/15/21(9)	1,100	1,133,000
Cinemark USA, Inc.
7.375%, 6/15/21	685	650,750
Hasbro, Inc., Sr. Notes
6.35%, 3/15/40	450	497,242
Live Nation Entertainment, Inc., Sr. Notes
8.125%, 5/15/18(9)	580	559,700
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(9)	940	972,900
NCL Corp, Ltd., Sr. Notes
11.75%, 11/15/16	3,615	4,084,950
9.50%, 11/15/18(9)	925	938,875
Regal Entertainment Group
9.125%, 8/15/18	1,095	1,089,525
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,254,612
6.875%, 12/1/13	1,400	1,417,500
11.875%, 7/15/15	530	617,450
7.25%, 6/15/16	660	671,550
7.25%, 3/15/18	1,680	1,705,200
Seven Seas Cruises, S de RL, LLC
9.125%, 5/15/19(9)	925	920,375
Vail Resorts, Inc., Sr. Sub. Notes
6.50%, 5/1/19(9)	685	678,150

		$19,322,467

Lodging and Casinos — 3.7%

Buffalo Thunder Development Authority
9.375%, 12/15/49(7)(9)	$4,300	$1,580,250
CCM Merger, Inc.
8.00%, 8/1/13(9)	975	926,250
Harrah’s Operating Co., Inc.
5.375%, 12/15/13	3,300	2,928,750
5.625%, 6/1/15	8,435	5,103,175
10.00%, 12/15/15	1,190	1,076,950
12.75%, 4/15/18	3,035	2,071,387
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	4,615	4,678,456
10.00%, 12/15/18	780	468,000
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(5)(9)	3,554	1,972,054
8.75%, 11/30/20(9)	1,542	1,488,030
Mandalay Resort Group
6.375%, 12/15/11	5,735	5,706,325
MCE Finance, Ltd., Sr. Notes
10.25%, 5/15/18	2,205	2,348,325
MGM Resorts International
6.75%, 9/1/12	7,885	7,766,725
6.75%, 4/1/13	2,110	2,057,250
MGM Resorts International, Sr. Notes
10.375%, 5/15/14	1,655	1,814,294
11.125%, 11/15/17	1,715	1,890,788
9.00%, 3/15/20(9)	755	788,031
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	4,830	3,211,950
7.125%, 8/15/14	3,375	1,704,375
6.875%, 2/15/15	4,550	2,206,750
Peninsula Gaming, LLC
8.375%, 8/15/15	1,325	1,325,000
10.75%, 8/15/17	3,220	3,123,400
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	1,300	1,400,750
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(9)	740	732,600

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lodging and Casinos (continued)

Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(9)	$3,565	$3,585,053
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(8)(9)	4,031	2,592,452
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	3,755	3,961,525

		$68,508,895

Nonferrous Metals / Minerals — 2.0%

Alpha Natural Resources, Inc.
6.00%, 6/1/19	$2,575	$2,414,063
6.25%, 6/1/21	1,945	1,825,869
Arch Coal, Inc.
7.00%, 6/15/19(9)	2,690	2,568,950
7.25%, 10/1/20	1,085	1,047,025
7.25%, 6/15/21(9)	2,690	2,602,575
Arch Coal, Inc., Sr. Notes
8.75%, 8/1/16	980	1,043,700
CII Carbon, LLC
11.125%, 11/15/15(9)	2,520	2,545,200
CII Carbon, LLC, Sr. Notes
8.00%, 12/1/18(9)	2,805	2,819,025
Consol Energy, Inc.
8.00%, 4/1/17(9)	1,785	1,874,250
8.25%, 4/1/20(9)	1,495	1,580,962
FMG Resources PTY, Ltd., Sr. Notes
7.00%, 11/1/15(9)	7,835	7,325,725
Novelis, Inc.
8.375%, 12/15/17	1,565	1,557,175
8.75%, 12/15/20	3,010	2,964,850
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(9)	3,730	3,627,425
SunCoke Energy, Inc.
7.625%, 8/1/19(9)	1,365	1,341,112
Vale, Ltd.
6.875%, 11/21/36	300	325,051
Vale, Ltd., Sr. Notes
5.70%, 10/15/15	500	553,676

		$38,016,633

Oil and Gas — 4.8%

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	$1,570	$1,511,125
Anadarko Finance Co.
7.50%, 5/1/31	465	553,268
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	3,595	4,041,032
Antero Resources Finance Corp., Sr. Notes
7.25%, 8/1/19(9)	1,090	1,040,950
ATP Oil & Gas Corp., Sr. Notes
11.875%, 5/1/15	1,455	1,020,319
Basic Energy Services, Inc.
7.75%, 2/15/19(9)	685	654,175
Berry Petroleum Co., Sr. Notes
10.25%, 6/1/14	2,435	2,739,375
Bill Barrett Corp.
9.875%, 7/15/16	505	552,975
7.625%, 10/1/19	1,800	1,773,000
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(9)	955	907,250
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	4,190	4,127,150
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
9.00%, 4/1/15(9)	2,506	2,643,830
Concho Resources, Inc.
6.50%, 1/15/22	685	678,150
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	1,800,000
Continental Resources, Inc.
7.375%, 10/1/20	305	317,200
7.125%, 4/1/21(9)	735	746,025
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,766,070
Denbury Resources, Inc., Sr. Sub. Notes
9.75%, 3/1/16	3,285	3,564,225
Energy Transfer Partners, LP, Sr. Notes
6.00%, 7/1/13	900	952,396
7.50%, 7/1/38	550	600,162
EXCO Resources, Inc.
7.50%, 9/15/18	285	252,225
Forest Oil Corp.
7.25%, 6/15/19	410	405,900
Frac Tech Services, LLC/Frac Tech Finance, Inc.
7.125%, 11/15/18(9)	4,000	4,080,000
Frontier Oil Corp.
6.875%, 11/15/18	610	619,150

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Oil and Gas (continued)

GMX Resources, Inc.
11.375%, 2/15/19(9)	$1,150	$833,750
Harvest Operations Corp.
6.875%, 10/1/17(9)	920	924,600
Holly Corp.
9.875%, 6/15/17	1,435	1,556,975
Kinder Morgan Energy Partners, LP
5.85%, 9/15/12	530	551,657
Kinder Morgan Energy Partners, LP, Sr. Notes
6.55%, 9/15/40	600	673,986
Nabors Industries, Inc.
6.15%, 2/15/18	2,000	2,235,238
OGX Petroleo E Gas Participacoes SA
8.50%, 6/1/18(9)	3,880	3,511,400
Oil States International, Inc.
6.50%, 6/1/19(9)	3,415	3,355,237
Petrobras International Finance Co.
9.125%, 7/2/13	1,300	1,451,125
6.875%, 1/20/40	700	745,500
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	1,870	2,010,250
Petroplus Finance, Ltd.
7.00%, 5/1/17(9)	2,705	2,204,575
Petroplus Finance, Ltd., Sr. Notes
9.375%, 9/15/19(9)	3,765	3,237,900
Precision Drilling Corp.
6.625%, 11/15/20(9)	1,150	1,127,000
Precision Drilling Corp., Sr. Notes
6.50%, 12/15/21(9)	2,390	2,366,100
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	5,490	5,956,650
Range Resources Corp.
6.75%, 8/1/20	1,815	1,942,050
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(9)	600	615,757
6.875%, 4/15/40(9)	400	371,306
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,142,875
SESI, LLC
6.375%, 5/1/19(9)	3,365	3,264,050
SESI, LLC, Sr. Notes
6.875%, 6/1/14	690	695,175
SM Energy Co., Sr. Notes
6.625%, 2/15/19(9)	700	700,000
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	4,782,523
Statoil ASA
5.10%, 8/17/40	230	270,571
Transocean, Inc., Sr. Notes
6.80%, 3/15/38	300	312,172
Unit Corp.
6.625%, 5/15/21	395	395,000
Venoco, Inc.
11.50%, 10/1/17	545	558,625
Venoco, Inc., Sr. Notes
8.875%, 2/15/19	1,745	1,509,425
W&T Offshore, Inc., Sr. Notes
8.50%, 6/15/19(9)	2,615	2,549,625

		$89,197,049

Publishing — 1.3%

Laureate Education, Inc.
10.00%, 8/15/15(9)	$8,540	$8,411,900
10.25%, 8/15/15(5)(9)	4,583	4,536,850
11.75%, 8/15/17(9)	8,355	8,605,650
Nielsen Finance, LLC
11.50%, 5/1/16	1,619	1,845,660
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	195	222,300

		$23,622,360

Radio and Television — 0.5%

Cumulus Media, Inc., Sr. Notes
7.75%, 5/1/19(9)	$1,345	$1,139,888
WMG Acquisition Corp., Sr. Notes
9.50%, 6/15/16(9)	600	610,500
9.50%, 6/15/16	3,660	3,724,050
WMG Acquisition Corp.
11.50%, 10/1/18(9)	3,755	3,473,375

		$8,947,813

Rail Industries — 0.4%

American Railcar Industry, Sr. Notes
7.50%, 3/1/14	$2,020	$1,989,700
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	537,500
6.125%, 6/15/21	740	740,000

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Rail Industries (continued)

Kansas City Southern Railway Co., Sr. Notes
8.00%, 6/1/15	$4,000	$4,275,000

		$7,542,200

Real Estate Investment Trusts (REITs) — 0.1%

Developers Diversified Realty Corp., Sr. Notes
9.625%, 3/15/16	$945	$1,071,821
DuPont Fabros Technology, LP
8.50%, 12/15/17	895	930,800
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(9)	560	577,761

		$2,580,382

Retailers (Except Food and Drug) — 3.7%

Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(9)	$4,075	$3,810,125
AutoZone, Inc., Sr. Notes
5.875%, 10/15/12	475	496,422
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	6,915	7,295,325
Limited Brands, Inc.
8.50%, 6/15/19	3,325	3,773,875
6.625%, 4/1/21	6,135	6,211,687
Macy’s Retail Holdings, Inc.
8.125%, 7/15/15	740	862,690
6.90%, 4/1/29	400	450,930
Michaels Stores, Inc.,
11.375%, 11/1/16	1,280	1,302,400
13.00%, (0.00% until 11/1/11), 11/1/16	868	885,360
7.75%, 11/1/18	625	587,500
PETCO Animal Supplies, Inc.
9.25%, 12/1/18(9)	4,475	4,497,375
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23	3,270	3,466,609
Sally Holdings, LLC, Sr. Notes
10.50%, 11/15/16	19,420	20,148,250
Toys “R” Us
7.875%, 4/15/13	690	684,825
10.75%, 7/15/17	11,930	12,675,625
Toys “R” Us, Sr. Notes
7.375%, 9/1/16(9)	1,925	1,848,000

		$68,996,998

Steel — 0.0%(2)

RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(7)(8)	$4,915	$492

		$492

Surface Transport — 0.5%

CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(9)	$1,250	$1,228,125
8.375%, 12/1/17(9)	4,695	4,366,350
11.50%, 4/1/18(9)	3,115	2,881,375
Hertz Corp.
8.875%, 1/1/14	229	230,145
7.50%, 10/15/18	25	24,000

		$8,729,995

Technology — 0.4%

International Game Technology, Sr. Notes
7.50%, 6/15/19	$1,646	$1,969,447
Seagate HDD Cayman
7.00%, 11/1/21(9)	3,340	3,089,500
Sensata Technologies BV
6.50%, 5/15/19(9)	1,425	1,360,875
Western Union Co. (The)
6.20%, 11/17/36	1,000	1,065,287

		$7,485,109

Telecommunications — 4.2%

America Movil SAB de CV
5.50%, 3/1/14	$1,200	$1,300,500
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	1,225	900,375
10.125%, 11/1/15(5)	6,715	4,952,147
7.00%, 4/1/19(9)	1,130	966,150
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	1,669,814
CenturyLink, Inc., Sr. Notes
6.45%, 6/15/21	5,385	5,005,201
Digicel Group, Ltd., Sr. Notes
12.00%, 4/1/14(9)	5,100	5,635,500
8.25%, 9/1/17(9)	3,655	3,472,250
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(9)	3,235	3,129,862
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,338,325

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

GCI, Inc., Sr. Notes
6.75%, 6/1/21	$660	$625,350
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	3,265	3,338,462
Intelsat Luxembourg SA
11.50%, 2/4/17(5)(9)	2,795	2,410,688
11.50%, 2/4/17	3,393	2,926,300
News America, Inc.
8.00%, 10/17/16	950	1,138,044
Nextel Communications, Inc., Series E
6.875%, 10/31/13	1,795	1,754,613
SBA Telecommunications, Inc.
8.00%, 8/15/16	1,475	1,552,438
8.25%, 8/15/19	985	1,039,175
Sprint Capital Corp.
6.90%, 5/1/19	3,960	3,425,400
Telecom Italia Capital SA
5.25%, 11/15/13	660	645,526
7.175%, 6/18/19	950	954,922
Telefonica Emisiones SAU
5.877%, 7/15/19	2,350	2,312,825
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	2,465	2,649,875
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
12.50%, 11/1/17	6,830	7,683,750
Wind Acquisition Finance SA, Sr. Notes
11.75%, 7/15/17(9)	2,950	2,522,250
12.25%, 7/15/17(9)	12,012	9,119,046
Windstream Corp.
8.125%, 9/1/18	4,800	4,860,000
7.75%, 10/1/21	675	654,750

		$77,983,538

Utilities — 1.6%

AES Corp. (The), Sr. Notes
7.375%, 7/1/21(9)	$1,365	$1,296,750
Calpine Construction Finance Co., Sr. Notes
8.00%, 6/1/16(9)	4,275	4,403,250
Dolphin Subsidiary II, Inc., Sr. Notes
6.50%, 10/15/16(9)	2,075	2,054,250
7.25%, 10/15/21(9)	4,900	4,765,250
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(9)	2,000	2,033,436
Exelon Generation Co., LLC, Sr. Notes
5.35%, 1/15/14	925	990,915
GenOn Energy, Inc., Sr. Notes
9.875%, 10/15/20	2,550	2,397,000
NGC Corp.
7.625%, 10/15/26	4,395	2,483,175
NRG Energy, Inc.
8.25%, 9/1/20	3,910	3,714,500
7.875%, 5/15/21(9)	2,015	1,853,800
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	360	353,700
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	676,362
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(9)	3,580	2,881,900

		$29,904,288

Total Corporate Bonds & Notes
(identified cost $957,578,463)		$928,708,626

Foreign Government Securities — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value

Government of Bermuda, Sr. Notes
5.603%, 7/20/20(9)	$200	$216,378

Total Foreign Government Securities
(identified cost $200,000)		$216,378

Mortgage Pass-Throughs — 31.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(11)	$26,578	$28,627,078
5.50%, with various maturities to 2032(12)	8,201	9,012,743
6.00%, with various maturities to 2031(11)	8,538	9,254,489
6.50%, with various maturities to 2032(11)	42,756	48,559,102
7.00%, with various maturities to 2036(11)	31,896	36,532,972
7.13%, with maturity at 2023	426	498,894
7.50%, with various maturities to 2029	17,659	20,805,768
7.65%, with maturity at 2022	638	750,989
7.70%, with maturity at 2022	48	53,487
8.00%, with various maturities to 2030	11,442	13,453,858

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

8.25%, with maturity at 2020	$357	$419,822
8.30%, with maturity at 2020	971	1,144,228
8.50%, with various maturities to 2031	8,740	10,547,960
9.00%, with various maturities to 2031	2,760	3,238,927
9.50%, with various maturities to 2025	2,287	2,690,565
10.00%, with maturity at 2020	320	371,370
10.50%, with maturity at 2020	304	358,178
12.00%, with maturity at 2020	272	301,120
13.00%, with maturity at 2015	18	20,346

		$186,641,896

Federal National Mortgage Association:
2.466%, with maturity at 2022(13)	$2,253	$2,307,661
3.058%, with maturity at 2036(13)	4,226	4,352,105
4.50%, with maturity at 2018	3,562	3,793,857
5.00%, with various maturities to 2018(11)	21,091	22,661,703
5.50%, with various maturities to 2028	8,994	9,855,278
6.00%, with various maturities to 2033	21,263	23,674,526
6.324%, with maturity at 2032(13)	12,586	13,690,936
6.50%, with various maturities to 2036(11)	91,965	104,856,325
6.75%, with maturity at 2023	302	350,526
7.00%, with various maturities to 2036	45,668	53,173,461
7.50%, with various maturities to 2035(12)	18,954	22,535,444
8.00%, with various maturities to 2031	7,600	8,999,689
8.25%, with maturity at 2018	16	18,126
8.296%, with maturity at 2027(14)	1,798	2,190,082
8.487%, with maturity at 2028(14)	703	828,844
8.50%, with various maturities to 2030	8,582	10,310,992
8.552%, with maturity at 2029(14)	518	634,258
8.623%, with maturity at 2027(14)	683	821,064
8.646%, with maturity at 2024(14)	90	106,546
9.00%, with various maturities to 2027	11,186	13,472,972
9.392%, with maturity at 2018(14)	424	484,701
9.50%, with various maturities to 2030	3,071	3,692,288
9.891%, with maturity at 2025(14)	615	714,086
10.00%, with various maturities to 2020	836	971,810
10.354%, with maturity at 2019(14)	492	555,863
10.50%, with maturity at 2021	713	833,127
11.50%, with maturity at 2016	166	182,635

		$306,068,905

Government National Mortgage Association:
6.00%, with maturity at 2024	$2,092	$2,358,399
6.50%, with various maturities to 2032	18,322	21,198,288
7.00%, with various maturities to 2033	11,402	13,450,364
7.50%, with various maturities to 2032	24,276	29,081,355
8.00%, with various maturities to 2034	15,811	19,085,419
8.30%, with maturity at 2020	546	645,122
8.50%, with various maturities to 2022	959	1,143,774
9.00%, with various maturities to 2026	4,719	5,672,134
9.50%, with various maturities to 2026	6,652	8,088,991
10.00%, with maturity at 2019	372	435,256

		$101,159,102

Total Mortgage Pass-Throughs
(identified cost $561,212,481)		$593,869,903

Collateralized Mortgage Obligations — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$1,282	$1,407,111
Series 1497, Class K, 7.00%, 4/15/23	1,436	1,524,232
Series 1529, Class Z, 7.00%, 6/15/23	2,283	2,424,137
Series 1620, Class Z, 6.00%, 11/15/23	1,939	2,105,584
Series 1677, Class Z, 7.50%, 7/15/23	665	776,082
Series 1702, Class PZ, 6.50%, 3/15/24	12,438	13,588,025
Series 2113, Class QG, 6.00%, 1/15/29	3,539	3,851,849
Series 2122, Class K, 6.00%, 2/15/29	525	562,909
Series 2130, Class K, 6.00%, 3/15/29	355	390,806
Series 2167, Class BZ, 7.00%, 6/15/29	345	367,105
Series 2182, Class ZB, 8.00%, 9/15/29	2,800	3,113,120
Series 2198, Class ZA, 8.50%, 11/15/29	4,039	4,378,518
Series 2245, Class A, 8.00%, 8/15/27	9,318	10,634,955
Series 2458, Class ZB, 7.00%, 6/15/32	3,374	3,874,378

		$48,998,811

Federal National Mortgage Association:
Series G92-44, Class ZQ, 8.00%, 7/25/22	$541	$601,604
Series G92-46, Class Z, 7.00%, 8/25/22	865	982,940
Series G92-60, Class Z, 7.00%, 10/25/22	1,430	1,595,845
Series G93-35, Class ZQ, 6.50%, 11/25/23	16,040	18,109,220
Series G93-40, Class H, 6.40%, 12/25/23	3,586	4,039,944
Series 1988-14, Class I, 9.20%, 6/25/18	231	262,948
Series 1989-1, Class D, 10.30%, 1/25/19	205	227,512
Series 1989-34, Class Y, 9.85%, 7/25/19	387	457,279
Series 1990-17, Class G, 9.00%, 2/25/20	293	341,184
Series 1990-27, Class Z, 9.00%, 3/25/20	139	161,890
Series 1990-29, Class J, 9.00%, 3/25/20	148	172,799
Series 1990-43, Class Z, 9.50%, 4/25/20	674	796,033
Series 1991-98, Class J, 8.00%, 8/25/21	261	301,797

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 1992-77, Class ZA, 8.00%, 5/25/22	$1,699	$1,990,196
Series 1992-103, Class Z, 7.50%, 6/25/22	117	135,582
Series 1992-113, Class Z, 7.50%, 7/25/22	210	242,754
Series 1992-185, Class ZB, 7.00%, 10/25/22	452	516,682
Series 1993-16, Class Z, 7.50%, 2/25/23	1,127	1,309,207
Series 1993-22, Class PM, 7.40%, 2/25/23	847	984,662
Series 1993-25, Class J, 7.50%, 3/25/23	1,377	1,598,945
Series 1993-30, Class PZ, 7.50%, 3/25/23	2,473	2,882,396
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,940	3,313,201
Series 1993-56, Class PZ, 7.00%, 5/25/23	486	554,227
Series 1993-156, Class ZB, 7.00%, 9/25/23	562	637,768
Series 1994-45, Class Z, 6.50%, 2/25/24	4,030	4,536,943
Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,144	2,545,112
Series 1996-57, Class Z, 7.00%, 12/25/26	2,267	2,613,936
Series 1997-77, Class Z, 7.00%, 11/18/27	1,109	1,272,914
Series 1998-44, Class ZA, 6.50%, 7/20/28	946	1,086,918
Series 1999-45, Class ZG, 6.50%, 9/25/29	415	475,865
Series 2000-22, Class PN, 6.00%, 7/25/30	3,054	3,420,840
Series 2001-37, Class GA, 8.00%, 7/25/16	441	478,649
Series 2002-1, Class G, 7.00%, 7/25/23	766	869,950
Series 2002-21, Class PE, 6.50%, 4/25/32	3,412	3,872,293
Series G92-44, Class Z, 8.00%, 7/25/22	332	369,726

		$63,759,761

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$3,649	$3,978,616
Series 2005-72, Class E, 12.00%, 11/16/15	253	276,922

		$4,255,538

Total Collateralized Mortgage Obligations
(identified cost $110,030,419)		$117,014,110

Commercial Mortgage-Backed Securities — 9.4%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$22,300	$23,367,802
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	625	666,908
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(14)	2,000	1,985,297
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,250	1,308,139
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(14)	3,732	3,858,435
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(14)	1,863	1,932,630
CGCMT, Series 2004-C1, Class A4, 5.541%, 4/15/40(14)	12,215	13,062,422
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(15)	32,874	34,493,176
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,792	1,796,801
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(14)	19,897	20,812,182
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(14)	1,577	1,683,697
CSFB, Series 2005-C4, Class A3, 5.12%, 8/15/38(14)	4,308	4,359,120
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,320	1,356,422
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	794,649
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	1,218	1,216,708
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	500	508,869
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	10,946	11,194,508
JPMCC, Series 2005-LDP5, Class A3, 5.401%, 12/15/44(14)(15)	27,214	28,838,472
JPMCC, Series 2005-LDP5, Class AJ, 5.493%, 12/15/44(14)	1,000	879,728
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/16/46(9)	2,000	2,026,660
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(14)	8,775	9,228,413
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(14)	6,709	6,753,165
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(14)	660	701,622
RBSCF, Series 2010-MB1, Class C, 4.827%, 4/15/24(9)(14)	500	487,373
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(9)(14)	965	964,401
WBCMT, Series 2004-C12, Class A4, 5.495%, 7/15/41(14)	250	269,338

Total Commercial Mortgage-Backed Securities
(identified cost $169,623,924)		$174,546,937

Asset-Backed Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.847%, 12/15/20(16)	$400	$317,897
Avalon Capital Ltd. 3, Series 1A, Class D, 2.258%, 2/24/19(9)(16)	589	400,224
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(9)(16)	753	453,465

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(9)(16)	$1,000	$785,000
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.728%, 8/11/16(9)(16)	1,000	703,922
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.836%, 3/8/17(16)	985	647,173
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(16)	500	314,243
Comstock Funding Ltd., Series 2006-1A, Class D, 4.569%, 5/30/20(9)(16)	1,844	1,100,628
Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.804%, 7/30/16(9)(16)	1,500	1,064,589

Total Asset-Backed Securities
(identified cost $8,149,257)		$5,787,141

U.S. Government Agency Obligations — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Bank:
5.375%, 5/15/19	$6,585	$8,137,447
4.125%, 12/13/19	3,975	4,558,434
4.125%, 3/13/20	4,205	4,771,868
5.25%, 12/9/22	9,000	11,170,476
5.375%, 8/15/24	5,740	7,218,406

Total U.S. Government Agency Obligations
(identified cost $34,333,221)		$35,856,631

Common Stocks — 1.5%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(8)(17)(18)	25,372	$1,071,967
Hayes Lemmerz International, Inc.(8)(17)(18)	8,949	456,399

		$1,528,366

Building and Development — 0.2%

Panolam Holdings Co.(8)(17)(19)	3,677	$3,140,305
United Subcontractors, Inc.(8)(17)(18)	1,231	94,474
WCI Communities, Inc.(8)(17)(18)	4,575	480,421

		$3,715,200

Containers and Glass Products — 0.2%

Anchor Glass Container Corp.(8)(17)	142,857	$4,389,996

		$4,389,996

Diversified Manufacturing — 0.0%(2)

MEGA Brands, Inc.(17)	14,906	$122,771

		$122,771

Ecological Services and Equipment — 0.0%(2)

Environmental Systems Products Holdings, Inc.(8)(17)(19)	2,484	$56,113

		$56,113

Financial Intermediaries — 0.0%(2)

RTS Investor Corp.(8)(17)(18)	357	$78,845

		$78,845

Food Service — 0.0%

Buffets, Inc.(8)(17)	30,225	$0

		$0

Home Furnishings — 0.1%

Oreck Corp.(8)(17)(18)	9,399	$644,490
Sanitec Europe Oy B Units(17)(18)	26,249	140,668
Sanitec Europe Oy E Units(8)(17)(18)	25,787	0

		$785,158

Leisure Goods / Activities / Movies — 0.1%

Metro-Goldwyn-Mayer Holdings, Inc.(17)(18)	72,419	$1,321,647

		$1,321,647

Lodging and Casinos — 0.0%(2)

Greektown Superholdings, Inc.(17)	828	$57,132
Herbst Gaming, Inc.(8)(17)(18)	46,819	238,310
Tropicana Entertainment, Inc.(17)(18)	17,051	238,714

		$534,156

Nonferrous Metals / Minerals — 0.0%(2)

Euramax International, Inc.(17)(18)	1,636	$480,604

		$480,604

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.0%(2)

SemGroup Corp.(17)	15,874	$316,845

		$316,845

Publishing — 0.3%

Ion Media Networks, Inc.(8)(17)(18)	5,187	$4,149,600
MediaNews Group, Inc.(8)(17)(18)	14,016	265,598
Source Interlink Companies, Inc.(8)(17)(18)	2,862	100,571
Star Tribune Media Holdings Co.(17)	1,091	34,548
SuperMedia, Inc.(17)	9,296	14,409

		$4,564,726

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(17)(18)	892	$2,453,000

		$2,453,000

Steel — 0.4%

KNIA Holdings, Inc.(8)(17)(18)	33,937	$457,136
RathGibson Acquisition Co., LLC(8)(17)(19)	218,800	6,489,608

		$6,946,744

Total Common Stocks
(identified cost $11,582,032)		$27,294,171

Convertible Bonds — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value

Oil and Gas — 0.0%(2)

Transocean, Inc., 1.50%, 12/15/37	$700	$681,625

Total Convertible Bonds
(identified cost $688,232)		$681,625

Preferred Stocks — 0.3%

Security	Shares	Value

Ecological Services and Equipment — 0.0%(2)

Environmental Systems Products Holdings, Inc., Series A(8)(17)(19)	569	$35,653

		$35,653

Financial Intermediaries — 0.2%

Citigroup Capital XII, 8.50%(16)	102,000	$2,560,200
Citigroup Capital XIII, 7.875%	30,740	809,809
GMAC Capital Trust I, 8.125%(17)	20,465	373,486

		$3,743,495

Oil, Gas & Consumable Fuels — 0.1%

Chesapeake Energy Corp., 4.50%, Convertible	9,691	$901,263

		$901,263

Total Preferred Stocks
(identified cost $4,903,043)		$4,680,411

Warrants — 0.0%(2)

Security	Shares	Value

Chemicals and Plastics — 0.0%

Foamex, Series A, Expires 12/31/13(8)(17)(18)	663	$0
Foamex, Series B, Expires 12/31/15(8)(17)(18)	663	0

		$0

Food Products — 0.0%(2)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/5/18(17)	1,745	$218,125

		$218,125

Oil and Gas — 0.0%(2)

SemGroup Corp., Expires 11/30/14(17)	16,708	$68,503

		$68,503

Publishing — 0.0%(2)

Reader’s Digest Association, Inc. (The), Expires 2/19/14(8)(17)(18)	23,833	$0
Star Tribune Media Holding, Expires 9/28/13(17)	935	29,608

		$29,608

Radio and Television — 0.0%(2)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(17)(18)	6	$16,500

		$16,500

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(8)(17)(18)	11,366	$0
Oriental Trading Co., Inc., Expires 2/11/16(8)(17)(18)	10,360	0

		$0

Total Warrants
(identified cost $10,478)		$332,736

Miscellaneous — 0.0%(2)

Security	Shares	Value

Business Equipment and Services — 0.0%(2)

NCS Acquisition Corp., Escrow Certificate(17)	5,250,000	$361,987

		$361,987

Cable and Satellite Television — 0.0%(2)

Adelphia Recovery Trust(17)	2,786,444	$16,719
Adelphia, Inc., Escrow Certificate(17)	300,000	855
Adelphia, Inc., Escrow Certificate(17)	2,500,000	7,125

		$24,699

Health Care — 0.0%(2)

US Oncology, Inc., Escrow Certificate(17)	1,815,000	$22,687

		$22,687

Total Miscellaneous
(identified cost $2,777,648)		$409,373

Short-Term Investments — 3.0%

	Interest/
	Principal
	Amount
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(20)	$48,092	$48,091,906
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	9,086	9,085,604

Total Short-Term Investments
(identified cost $57,177,510)		$57,177,510

Total Investments — 146.3%
(identified cost $2,735,281,616)		$2,721,182,611

Less Unfunded Loan Commitments — (0.1)%		$(1,391,591)

Net Investments — 146.2%
(identified cost $2,733,890,025)		$2,719,791,020

Other Assets, Less Liabilities — (31.9)%		$(593,092,842)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.3)%		$(266,626,194)

Net Assets Applicable to Common Shares — 100.0%		$1,860,071,984

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	- Bank of America Commercial Mortgage, Inc.
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
COMM	- Commercial Mortgage Pass-Through Certificate
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
GECMC	- General Electric Commercial Mortgage Corporation
GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(6)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $364,046,292 or 19.6% of the Fund’s net assets.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(13)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2011.

(14)	Weighted average fixed-rate coupon that changes/updates monthly.

(15)	Security held as collateral for borrowings under the Term Asset-Backed Securities Loan Facility (TALF).

(16)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(17)	Non-income producing security.

(18)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(19)	Restricted security (see Note 8).

(20)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2011

Unaffiliated investments, at value (identified cost, $2,685,798,119)	$2,671,699,114
Affiliated investment, at value (identified cost, $48,091,906)	48,091,906
Foreign currency, at value (identified cost, $2,420,587)	2,420,440
Interest and dividends receivable	30,563,782
Interest receivable from affiliated investment	2,029
Receivable for investments sold	14,709,846
Receivable for open forward foreign currency exchange contracts	5,690,116
Prepaid expenses	2,247,306
Other assets	465,385

Total assets	$2,775,889,924

Liabilities

Notes payable	$483,200,000
TALF loans payable, at value (principal $51,042,132)	51,042,132
Payable for reverse repurchase agreements	70,773,312
Payable for investments purchased	41,396,320
Payable for variation margin on open financial futures contracts	128,213
Payable for open forward foreign currency exchange contracts	22,548
Payable to affiliates:
Investment adviser fee	1,654,056
Accrued expenses	975,165

Total liabilities	$649,191,746

Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,626,194

Net assets applicable to common shares	$1,860,071,984

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 117,344,155 shares issued and outstanding	$1,173,442
Additional paid-in capital	2,271,271,957
Accumulated net realized loss	(394,627,109)
Accumulated distributions in excess of net investment income	(7,236,469)
Net unrealized depreciation	(10,509,837)

Net assets applicable to common shares	$1,860,071,984

Net Asset Value Per Common Share

($1,860,071,984 ÷ 117,344,155 common shares issued and outstanding)	$15.85

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	September 30, 2011(1)

Interest and other income	$68,010,811
Dividends	221,751
Interest allocated from affiliated investment	21,070
Expenses allocated from affiliated investment	(3,806)

Total investment income	$68,249,826

Expenses

Investment adviser fee	$8,635,228
Trustees’ fees and expenses	21,042
Custodian fee	265,182
Transfer and dividend disbursing agent fees	8,726
Legal and accounting services	133,581
Printing and postage	191,526
Interest expense and fees	4,320,149
Preferred shares service fee	164,512
Miscellaneous	70,264

Total expenses	$13,810,210

Deduct —
Reduction of investment adviser fee	$109,454
Reduction of custodian fee	96

Total expense reductions	$109,550

Net expenses	$13,700,660

Net investment income	$54,549,166

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(4,248,133)
Investment transactions allocated from affiliated investment	1,160
Financial futures contracts	(14,836,405)
Foreign currency and forward foreign currency exchange contract transactions	(3,661,352)

Net realized loss	$(22,744,730)

Change in unrealized appreciation (depreciation) —
Investments	$(123,059,055)
Financial futures contracts	(263,299)
Foreign currency and forward foreign currency exchange contracts	11,548,376

Net change in unrealized appreciation (depreciation)	$(111,773,978)

Net realized and unrealized loss	$(134,518,708)

Distributions to preferred shareholders

From net investment income	$(190,250)

Net decrease in net assets from operations	$(80,159,792)

(1)	For the five months ended September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Statements of Changes in Net Assets

	Period Ended
	September 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)(1)	April 30, 2011

From operations —
Net investment income	$54,549,166	$131,132,130
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(22,744,730)	14,699,052
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(111,773,978)	66,903,839
Distributions to preferred shareholders —
From net investment income	(190,250)	(839,072)

Net increase (decrease) in net assets from operations	$(80,159,792)	$211,895,949

Distributions to common shareholders —
From net investment income	$(61,136,304)	$(154,723,619)
Tax return of capital	—	(6,947,700)

Total distributions to common shareholders	$(61,136,304)	$(161,671,319)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$964,004

Net increase in net assets from capital share transactions	$—	$964,004

Net increase (decrease) in net assets	$(141,296,096)	$51,188,634

Net Assets Applicable to Common Shares

At beginning of period	$2,001,368,080	$1,950,179,446

At end of period	$1,860,071,984	$2,001,368,080

Accumulated distributions in excess of net investment income included in net assets applicable to common shares

At end of period	$(7,236,469)	$(459,081)

(1)	For the five months ended September 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Statement of Cash Flows (Unaudited)

Period Ended
Cash Flows From Operating Activities	September 30, 2011(1)

Net decrease in net assets from operations	$(80,159,792)
Distributions to preferred shareholders	190,250

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(79,969,542)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(536,141,757)
Investments sold and principal repayments	480,944,632
Increase in short-term investments, net	(15,222,333)
Net amortization/accretion of premium (discount)	2,756,164
Amortization of structuring fee on notes payable	599,621
Increase in interest and dividends receivable	(1,136,364)
Decrease in interest receivable from affiliated investment	3,992
Increase in receivable for investments sold	(5,451,941)
Increase in receivable for open forward foreign currency exchange contracts	(5,690,116)
Decrease in prepaid expenses	667
Decrease in other assets	18,067
Decrease in payable for investments purchased	(48,651,438)
Decrease in payable for variation margin on open financial futures contracts	(115,773)
Decrease in payable for open forward foreign currency exchange contracts	(5,686,744)
Increase in payable to affiliate for investment adviser fee	119,359
Decrease in payable to affiliate for Trustees’ fees	(4,208)
Decrease in accrued expenses	(244,861)
Decrease in unfunded loan commitments	(1,132,923)
Net change in unrealized (appreciation) depreciation from investments	123,059,055
Net realized loss from investments	4,248,133

Net cash used in operating activities	$(87,698,310)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(61,136,304)
Cash distributions to preferred shareholders	(193,036)
Proceeds from notes payable	180,000,000
Repayment of notes payable	(115,000,000)
Proceeds from reverse repurchase agreements, net	70,766,000

Net cash provided by financing activities	$74,436,660

Net decrease in cash*	$(13,261,650)

Cash at beginning of period(2)	$15,682,090

Cash at end of period(2)	$2,420,440

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings:	$4,254,054

(1)	For the five months ended September 30, 2011.
(2)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(475,835).

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Period Ended		Year Ended April 30,
	September 30, 2011
	(Unaudited)(1)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$17.060		$16.630	$12.960	$16.330	$18.320	$18.210

Income (Loss) From Operations

Net investment income(2)(3)	$0.465		$1.118	$1.213	$1.348	$1.700	$1.701
Net realized and unrealized gain (loss)(3)	(1.152)		0.697	3.809	(3.290)	(1.817)	0.281
Distributions to preferred shareholders
From net investment income(2)	(0.002)		(0.007)	(0.007)	(0.058)	(0.360)	(0.359)

Total income (loss) from operations	$(0.689)		$1.808	$5.015	$(2.000)	$(0.477)	$1.623

Less Distributions to Common Shareholders

From net investment income	$(0.521)		$(1.319)	$(1.345)	$(1.347)	$(1.513)	$(1.513)
Tax return of capital	—		(0.059)	—	(0.023)	—	—

Total distributions to common shareholders	$(0.521)		$(1.378)	$(1.345)	$(1.370)	$(1.513)	$(1.513)

Net asset value — End of period (Common shares)	$15.850		$17.060	$16.630	$12.960	$16.330	$18.320

Market value — End of period (Common shares)	$14.660		$16.080	$16.600	$11.580	$15.300	$18.700

Total Investment Return on Net Asset Value(4)	(3.93	)%(5)	11.68%	40.73%	(10.71)%	(1.99)%	9.42%

Total Investment Return on Market Value(4)	(5.78	)%(5)	5.52%	57.21%	(14.85)%	(10.04)%	19.01%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

Period Ended	Year Ended April 30,
September 30, 2011
Ratios/Supplemental Data	(Unaudited)(1)	2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$1,860,072	$2,001,368	$1,950,179	$1,456,963	$1,836,391	$2,056,843
Ratios (as a percentage of average daily net assets applicable to common shares):(6)
Expenses excluding interest and fees(7)	1.15	%(8)	1.15%	1.02%	1.09%	1.07%	1.02%
Interest and fee expense(9)	0.53	%(8)	0.61%	1.04%	1.37%	—	—
Total expenses	1.68	%(8)	1.76%	2.06%	2.46%	1.07%	1.02%
Net investment income	6.70	%(8)	6.73%	7.90%	9.91%	9.89%	9.39%
Portfolio Turnover	18	%(5)	46%	46%	27%	39%	49%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the Credit Agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(6)
Expenses excluding interest and fees(7)	0.83	%(8)	0.83%	0.69%	0.71%	0.76%	0.73%
Interest and fee expense(9)	0.38	%(8)	0.44%	0.70%	0.90%	—	—
Total expenses	1.21	%(8)	1.27%	1.39%	1.61%	0.76%	0.73%
Net investment income	4.83	%(8)	4.85%	5.31%	6.48%	7.00%	6.73%

Senior Securities:
Total notes payable outstanding (in 000’s)	$483,200	$418,200	$526,200	$619,200	$—	$—
Asset coverage per $1,000 of notes payable(10)	$5,401	$6,423	$5,213	$3,784	$—	$—
Total preferred shares outstanding	10,665	10,665	10,665	10,665	32,000	32,000
Asset coverage per preferred share	$87,017	(11)	$98,061	(11)	$86,494	(11)	$66,119	(11)	$82,395	(12)	$89,289	(12)
Involuntary liquidation preference per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the five months ended September 30, 2011. The Fund changed its fiscal year-end from April 30 to March 31.
(2)	Computed using average common shares outstanding.
(3)	For federal income tax purposes, net investment income per share was $0.525, $1.253, $1.342, $1.395, $1.787 and $1.899, and net realized and unrealized gain (loss) per share was $(1.212), $0.562, $3.680, $(3.337), $(1.904) and $(0.080) for the period ended September 30, 2011 and the years ended April 30, 2011, 2010, 2009, 2008 and 2007, respectively.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(5)	Not annualized.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Fund’s APS (see Note 10), the TALF loans (see Note 11) and the reverse repurchase agreements (see Note 12).
(10)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and the preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
(11)	Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 348%, 392%, 346% and 264% at September 30, 2011 and April 30, 2011, 2010 and 2009, respectively.
(12)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(13)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At April 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $347,952,116 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552), April 30, 2014 ($28,843,098), April 30, 2015 ($18,927,766), April 30, 2016 ($31,018,401), April 30, 2017 ($112,795,908), April 30, 2018 ($67,565,640) and April 30, 2019 ($21,434,383). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after April 30, 2011.

Additionally, at April 30, 2011, the Fund had a net capital loss of $4,036,010 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending March 31, 2012.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2011, the Fund had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to September 30, 2011 and for the five months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of September 30, 2011 is as follows:

APS Issued and
Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the five months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	September 30, 2011	Shareholders	Rates	Ranges (%)

Series A	0.11%	$37,120	0.17%	0.11-0.26
Series B	0.08	37,514	0.17	0.08-0.24
Series C	0.18	37,937	0.17	0.08-0.24
Series D	0.15	36,762	0.16	0.08-0.23
Series E	0.18	40,917	0.18	0.12-0.24

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rates for each series as of September 30, 2011.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the five months ended September 30, 2011 the Fund’s investment adviser fee totaled $8,635,228. EVM also serve as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average weekly gross assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average weekly gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Fund concluded its first eight full years of operations on May 30, 2011. Pursuant to this agreement, EVM waived $109,454 of its investment adviser fee for the five months ended September 30, 2011.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the five months ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the five months ended September 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$440,516,305	$419,138,597
U.S. Government and Agency Securities	95,625,452	61,806,035

	$536,141,757	$480,944,632

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the five months ended September 30, 2011. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended April 30, 2011 were 58,781.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,757,071,566

Gross unrealized appreciation	$81,345,489
Gross unrealized depreciation	(118,626,035)

Net unrealized depreciation	$(37,280,546)

8 Restricted Securities

At September 30, 2011, the Fund owned the following securities (representing 0.5% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,113
Panolam Holdings Co.	12/30/09	3,677	2,020,511		3,140,305
RathGibson Acquisition Co., LLC	6/14/10	218,800	1,161,180		6,489,608

Total Common Stocks			$3,181,691		$9,686,026

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,653

Total Preferred Stocks			$9,958		$35,653

Total Restricted Securities			$3,191,649		$9,721,679

(1)	Less than $0.50.

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at September 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

10/31/11	British Pound Sterling 5,749,033	United States Dollar 9,388,256	JPMorgan Chase Bank	$425,615
11/30/11	British Pound Sterling 4,786,717	United States Dollar 7,814,196	JPMorgan Chase Bank	353,890
11/30/11	Euro 45,162,354	United States Dollar 65,333,216	Citigroup Global Markets	4,845,884
12/30/11	British Pound Sterling 5,022,267	United States Dollar 7,821,403	Goldman Sachs, Inc.	(3,770)
12/30/11	Euro 4,162,495	United States Dollar 5,639,598	HSBC Bank USA	64,727

				$5,686,346

Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Depreciation

	Euro	United States Dollar
11/30/11	4,182,941	5,621,120	HSBC Bank USA	$(18,778)

				$(18,778)

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation

12/11	250 U.S. 2-Year Treasury Note	Short	$(55,113,282)	$(55,050,782)	$62,500
12/11	650 U.S. 5-Year Treasury Note	Short	(79,538,672)	(79,614,844)	(76,172)
12/11	680 U.S. 10-Year Treasury Note	Short	(87,544,688)	(88,463,750)	(919,062)
12/11	130 U.S. 30-Year Treasury Bond	Short	(17,621,094)	(18,541,250)	(920,156)

					$(1,852,890)

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk: The Fund purchases and sells U.S. Treasury futures contracts to manage the duration of its portfolio.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2011 the fair value of derivatives with credit-related contingent features in a net liability position was $22,548. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $395,557 at September 30, 2011.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At September 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was $5,690,116 representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $4,845,884. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At September 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $18,800 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2011 was as follows:

		Fair Value
Risk	Derivative	Asset Derivatives		Liability Derivatives

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$5,690,116	(1)	$(22,548	)(2)
Interest Rate	Futures contracts	62,500	(3)	(1,915,390	)(3)

Total		$5,752,616		$(1,937,938)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(3)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the five months ended September 30, 2011 was as follows:

		Realized Gain (Loss)	Change in Unrealized
		on Derivatives Recognized	Appreciation (Depreciation) on
Risk	Derivative	in Income(1)	Derivatives Recognized in Income(2)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(2,997,687)	$11,376,860
Interest Rate	Financial Futures Contracts	(14,836,405)	(263,299)

Total		$(17,834,092)	$11,113,561

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Financial futures contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and financial futures contracts outstanding during the five months ended September 30, 2011, which are indicative of the volume of these derivative types, were approximately $99,600,000 and $196,000,000, respectively.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Revolving Credit and Security Agreement

Effective April 11, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $715,625,000 for a period of five years, the proceeds of which were primarily used to partially redeem the Fund’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. The Agreement was renewed effective March 25, 2011. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Fund pays a monthly program fee of 0.60% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.45% per annum on the borrowing limit under the Agreement. The Fund also paid an initial structuring fee of $7,156,250 which is being amortized to interest expense over a period of five years. The unamortized structuring fee at September 30, 2011 is approximately $2,187,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2011, the Fund had borrowings outstanding under the Agreement of $483,200,000 at an interest rate of 0.23%. The carrying amount of the borrowings at September 30, 2011 approximated its fair value. For the five months ended September 30, 2011, the average borrowings under the Agreement and the average annual interest rate were $483,918,954 and 0.24%, respectively.

11 Term Asset-Backed Securities Loan Facility

The Fund participates in the Term Asset-Backed Loan Facility (TALF), a loan facility administered by the Federal Reserve Bank of New York in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset-backed securities and commercial mortgage-backed securities that meet certain criteria. Under the terms of the program, the Fund pledged as collateral commercial mortgage-backed securities in exchange for non-recourse loans of 85% of the value of the pledged collateral at the inception of the loans. The loans may be prepaid in whole or in part at any time at the Fund’s option without a penalty. Principal repayments on the pledged collateral must be used to reduce the outstanding loan balance. Interest on the loans is based on a predetermined rate on the loan origination date and is payable monthly, typically from the interest received on the pledged collateral. In addition, the Fund paid an administrative fee of 0.20% of the amount borrowed which is being amortized as interest expense to the maturity date of the loans. Unamortized administrative fees at September 30, 2011 were approximately $45,200 and are included in prepaid expenses on the Statement of Assets and Liabilities.

At September 30, 2011, the Fund had two TALF loans outstanding aggregating $51,042,132 with an interest rate of 2.78% and a maturity date of January 28, 2013. The fair value of the securities pledged as collateral on the loans at September 30, 2011 was $63,331,648. For the five months ended September 30, 2011, the average borrowings under the TALF program and the weighted average annual interest rate were $51,042,132 and 2.78%, respectively.

The Fund has elected to value its TALF loans at fair value, as permitted by U.S. generally accepted accounting principles for fair value measurements, to mitigate the volatility in net assets caused by measuring related assets and liabilities differently. The Fund values its TALF loans using methods determined in good faith by or at the direction of the Trustees of the Fund. Each such determination is based on consideration of, including but not limited to, observable market transactions, the nonrecourse nature of the loans, the value of the underlying collateral, and market interest rates. At September 30, 2011, the fair value of the Fund’s TALF loans was determined to be its face value.

12 Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

					Principal Amount
Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Including Accrued Interest

Bank of America	9/19/11	10/19/11	0.31%	$70,766,000	$70,773,312

For the five months ended September 30, 2011, the average borrowings under reverse repurchase agreements and the average annual interest rate were $16,381,752 and 0.28%, respectively. At September 30, 2011, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $72,471,586.

13 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

14 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$767,180,858	$6,034,610	$773,215,468
Corporate Bonds & Notes	—	925,987,528	2,721,098	928,708,626
Foreign Government Securities	—	216,378	—	216,378
Mortgage Pass-Throughs	—	593,869,903	—	593,869,903
Collateralized Mortgage Obligations	—	117,014,110	—	117,014,110
Commercial Mortgage-Backed Securities	—	174,546,937	—	174,546,937
Asset-Backed Securities	—	5,787,141	—	5,787,141
U.S. Government Agency Obligations	—	35,856,631	—	35,856,631
Common Stocks	454,025	4,726,313	22,113,833	27,294,171
Convertible Bonds	—	681,625	—	681,625
Preferred Stocks	3,834,949	809,809	35,653	4,680,411
Warrants	—	332,736	0	332,736
Miscellaneous	—	409,373	—	409,373
Short-Term Investments	—	57,177,510	—	57,177,510

Total Investments	$4,288,974	$2,684,596,852	$30,905,194	$2,719,791,020

Forward Foreign Currency Exchange Contracts	$—	$5,690,116	$—	$5,690,116
Futures Contracts	62,500	—	—	62,500

Total	$4,351,474	$2,690,286,968	$30,905,194	$2,725,543,636

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(22,548)	$—	$(22,548)
Futures Contracts	(1,915,390)	—	—	(1,915,390)
TALF Loans Payable	—	—	(51,042,132)	(51,042,132)

Total	$(1,915,390)	$(22,548)	$(51,042,132)	$(52,980,070)

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments		Investments
	in Senior	in Corporate	Investments	in Preferred
	Floating-Rate	Bonds &	in Common	Stocks and	TALF Loans
	Interests	Notes	Stocks	Warrants	Payable	Total

Balance as of April 30, 2011	$4,729,112	$6,352,882	$21,825,447	$64,704	$(51,042,132)	$(18,069,987)
Realized gains (losses)	(1,115,383)	143,861	(72,155)	(6,493,930)	—	(7,537,607)
Change in net unrealized appreciation (depreciation)*	(700,127)	258,536	(563,606)	6,493,864	—	5,488,667
Cost of purchases	22,699	6,554	—	—	—	29,253
Proceeds from sales	(858,671)	(608,528)	(1,081)	—	—	(1,468,280)
Accrued discount (premium)	317,073	(19,511)	—	—	—	297,562
Transfers to Level 3**	3,654,404	492	1,433,518	—	—	5,088,414
Transfers from Level 3**	(14,497)	(3,413,188)	(508,290)	(28,985)	—	(3,964,960)
Balance as of September 30, 2011	$6,034,610	$2,721,098	$22,113,833	$35,653	$(51,042,132)	$(20,136,938)

Change in net unrealized appreciation (depreciation) on Investments still held as of September 30, 2011*	$(1,846,650)	$258,536	$(636,842)	$—	$—	$(2,224,956)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the five months then ended was not significant.

15 Legal Proceedings

In May 2010, the Fund received a demand letter from a law firm on behalf of a putative common shareholder. The demand letter alleged that Eaton Vance Management (“EVM”) and the Trustees and officers of the Fund breached their fiduciary duty to the Fund in connection with redemption by the Fund of its auction preferred securities (“APS”) following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Fund take certain action to remedy those alleged breaches. In August 2010, following a thorough investigation conducted by the independent Trustees of the Fund, the Board of Trustees of the Fund (including all of the independent Trustees) rejected the demands set forth in the demand letter. To date, a shareholder derivative action has not been filed. Additionally, two separate purported class action lawsuits were filed against the Fund on behalf of putative common shareholders in the Fund, alleging breach of fiduciary duty by the Fund’s Trustees and EVM in connection with the Fund’s redemption of APS. These purported class actions were dismissed in June and July 2011. On October 21, 2011, the Fund received a demand letter on behalf of a putative common shareholder who was a named plaintiff in one of the dismissed class actions described above. The demand letter alleges that EVM and the Trustees and officers of the Fund breached their fiduciary duty to the Fund in connection with the same redemption of the Fund’s APS at issue in the May 2010 demand letter. The independent Trustees are currently reviewing this demand letter.

16 Fiscal Year-End Change

Effective September 30, 2011, the fiscal year-end of the Fund was changed from April 30 to March 31.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2011, Fund records indicate that there are 337 registered shareholders and approximately 87,952 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbol

The NYSE Amex symbol is EVV.

Eaton Vance
Limited Duration Income Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

1856-11/11	CE-LDISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	November 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 8, 2011

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	November 8, 2011